American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
November 30, 2023

Avantis U.S. Equity Fund - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.9%
AAR Corp.(1)	1,155	80,042
AerSale Corp.(1)	635	8,858
Axon Enterprise, Inc.(1)	566	130,106
Boeing Co.(1)	3,414	790,785
BWX Technologies, Inc.	3,255	253,988
Cadre Holdings, Inc.	814	26,211
Curtiss-Wright Corp.	474	101,389
Ducommun, Inc.(1)	89	4,484
General Dynamics Corp.	1,113	274,878
HEICO Corp.	281	48,059
HEICO Corp., Class A	538	73,927
Hexcel Corp.	1,272	88,162
Howmet Aerospace, Inc.	2,552	134,235
Huntington Ingalls Industries, Inc.	493	116,851
Kaman Corp.	710	14,392
Kratos Defense & Security Solutions, Inc.(1)	5,587	106,432
L3Harris Technologies, Inc.	689	131,468
Lockheed Martin Corp.	2,429	1,087,633
Mercury Systems, Inc.(1)	629	21,568
National Presto Industries, Inc.	103	7,696
Northrop Grumman Corp.	808	383,929
RTX Corp.	8,595	700,321
Spirit AeroSystems Holdings, Inc., Class A(1)	840	23,092
Textron, Inc.	5,956	456,587
TransDigm Group, Inc.	384	369,742
Triumph Group, Inc.(1)	528	5,908
Virgin Galactic Holdings, Inc.(1)(2)	1,367	3,048
Woodward, Inc.	1,701	229,941
		5,673,732
Air Freight and Logistics — 0.9%
Air Transport Services Group, Inc.(1)	4,921	78,293
CH Robinson Worldwide, Inc.	2,453	201,269
Expeditors International of Washington, Inc.	7,784	936,727
FedEx Corp.	6,629	1,715,784
Forward Air Corp.	1,680	106,730
GXO Logistics, Inc.(1)	748	42,082
Hub Group, Inc., Class A(1)	1,970	148,834
Radiant Logistics, Inc.(1)	3,821	22,964
United Parcel Service, Inc., Class B	15,712	2,382,096
		5,634,779
Automobile Components — 0.5%
Adient PLC(1)	723	23,280
American Axle & Manufacturing Holdings, Inc.(1)	10,320	71,827
Aptiv PLC(1)	4,839	400,863
Autoliv, Inc.	4,573	473,854
BorgWarner, Inc.	11,747	395,756
Cooper-Standard Holdings, Inc.(1)	132	2,342
Dana, Inc.	8,975	118,560
Fox Factory Holding Corp.(1)	1,021	63,823

Gentex Corp.	7,073	215,090
Goodyear Tire & Rubber Co.(1)	22,093	306,872
LCI Industries	1,525	165,478
Lear Corp.	3,021	404,059
Luminar Technologies, Inc.(1)(2)	3,455	8,637
Modine Manufacturing Co.(1)	3,729	183,467
Motorcar Parts of America, Inc.(1)	233	2,246
Patrick Industries, Inc.	1,548	126,998
Phinia, Inc.	2,063	52,606
QuantumScape Corp.(1)	2,508	15,901
Standard Motor Products, Inc.	889	31,977
Stoneridge, Inc.(1)	1,089	17,424
Visteon Corp.(1)	1,495	177,412
XPEL, Inc.(1)	479	21,890
		3,280,362
Automobiles — 1.3%
Ford Motor Co.	136,286	1,398,294
General Motors Co.	31,371	991,324
Harley-Davidson, Inc.	4,686	140,533
Lucid Group, Inc.(1)(2)	4,717	19,906
Rivian Automotive, Inc., Class A(1)(2)	16,870	282,741
Tesla, Inc.(1)	20,651	4,957,892
Thor Industries, Inc.	2,911	288,393
Winnebago Industries, Inc.	2,003	129,454
		8,208,537
Banks — 5.2%
1st Source Corp.	321	15,514
ACNB Corp.	274	10,708
Amalgamated Financial Corp.	1,351	28,371
Amerant Bancorp, Inc.	864	17,893
American National Bankshares, Inc.	384	15,610
Ameris Bancorp	2,850	121,353
Arrow Financial Corp.	634	15,628
Associated Banc-Corp.	5,383	95,494
Atlantic Union Bankshares Corp.	2,703	82,631
Axos Financial, Inc.(1)	3,548	135,782
Banc of California, Inc.(2)	3,289	38,021
BancFirst Corp.	807	69,910
Bancorp, Inc.(1)	3,207	125,105
Bank First Corp.(2)	345	27,862
Bank of America Corp.	82,512	2,515,791
Bank of Hawaii Corp.(2)	2,516	146,104
Bank of Marin Bancorp	324	6,231
Bank of NT Butterfield & Son Ltd.	2,092	58,011
Bank OZK	5,320	222,695
BankUnited, Inc.	4,393	121,203
Banner Corp.	954	43,064
Bar Harbor Bankshares	500	12,985
Baycom Corp.	385	8,046
BCB Bancorp, Inc.	593	6,867
Berkshire Hills Bancorp, Inc.	1,551	32,462
Blue Foundry Bancorp(1)	1,039	9,039
Blue Ridge Bankshares, Inc.(2)	811	2,190
BOK Financial Corp.	625	44,856
Bridgewater Bancshares, Inc.(1)	809	8,389

Brookline Bancorp, Inc.	3,642	34,708
Business First Bancshares, Inc.	1,148	23,224
Byline Bancorp, Inc.	2,033	40,640
Cadence Bank	10,292	257,815
Cambridge Bancorp	292	17,062
Camden National Corp.	451	15,221
Capital City Bank Group, Inc.	375	10,027
Capstar Financial Holdings, Inc.	717	11,780
Carter Bankshares, Inc.(1)	1,318	16,515
Cathay General Bancorp	4,163	152,699
Central Pacific Financial Corp.	1,144	20,100
Central Valley Community Bancorp	384	6,609
Citigroup, Inc.	23,632	1,089,435
Citizens & Northern Corp.	211	4,243
Citizens Financial Group, Inc.	10,986	299,588
City Holding Co.	831	80,000
Civista Bancshares, Inc.	218	3,412
CNB Financial Corp.	770	15,662
Coastal Financial Corp.(1)	338	13,206
Columbia Banking System, Inc.	7,208	161,675
Columbia Financial, Inc.(1)	962	15,825
Comerica, Inc.	7,992	361,398
Commerce Bancshares, Inc.	3,279	165,819
Community Bank System, Inc.	868	38,504
Community Trust Bancorp, Inc.	482	19,179
ConnectOne Bancorp, Inc.	2,498	49,111
CrossFirst Bankshares, Inc.(1)	1,628	18,266
Cullen/Frost Bankers, Inc.	1,998	196,383
Customers Bancorp, Inc.(1)	2,451	110,467
CVB Financial Corp.	6,499	116,202
Dime Community Bancshares, Inc.	1,799	36,160
Eagle Bancorp, Inc.	926	21,983
East West Bancorp, Inc.	7,903	497,257
Eastern Bankshares, Inc.	9,661	115,546
Enterprise Bancorp, Inc.	150	4,054
Enterprise Financial Services Corp.	1,483	58,148
Equity Bancshares, Inc., Class A	592	14,936
Esquire Financial Holdings, Inc.	648	30,177
Farmers & Merchants Bancorp, Inc.	511	9,964
Farmers National Banc Corp.	1,110	13,664
FB Financial Corp.	1,499	50,306
Fifth Third Bancorp	30,475	882,251
Financial Institutions, Inc.	648	11,249
First BanCorp	12,702	190,530
First Bancorp, Inc.	69	1,724
First Bancorp/Southern Pines NC	1,391	43,594
First Bancshares, Inc.	1,363	34,961
First Busey Corp.	3,157	68,507
First Business Financial Services, Inc.	296	10,354
First Citizens BancShares, Inc., Class A	340	499,083
First Commonwealth Financial Corp.	4,663	62,344
First Community Bankshares, Inc.	569	18,584
First Financial Bancorp	3,129	63,237
First Financial Bankshares, Inc.	2,602	68,302
First Financial Corp.	358	13,693

First Foundation, Inc.	1,202	7,068
First Hawaiian, Inc.	4,378	86,028
First Horizon Corp.	13,829	176,873
First Internet Bancorp	270	5,924
First Interstate BancSystem, Inc., Class A	2,212	57,269
First Merchants Corp.	2,648	81,214
First Mid Bancshares, Inc.	1,377	42,673
First of Long Island Corp.	821	9,343
Five Star Bancorp	297	6,786
Flushing Financial Corp.	915	12,929
FNB Corp.	12,513	150,031
FS Bancorp, Inc.	140	4,249
Fulton Financial Corp.	7,181	102,186
German American Bancorp, Inc.	1,247	35,939
Glacier Bancorp, Inc.	1,729	58,146
Great Southern Bancorp, Inc.	358	18,190
Hancock Whitney Corp.	4,998	206,167
Hanmi Financial Corp.	1,345	22,381
HarborOne Bancorp, Inc.	1,993	21,983
HBT Financial, Inc.	763	14,306
Heartland Financial USA, Inc.	1,662	51,406
Heritage Commerce Corp.	3,367	28,586
Heritage Financial Corp.	1,917	34,161
Hilltop Holdings, Inc.	1,799	52,981
Hingham Institution For Savings	30	4,890
Home Bancorp, Inc.	231	8,420
Home BancShares, Inc.	5,235	116,112
HomeStreet, Inc.	686	4,630
HomeTrust Bancshares, Inc.	196	4,524
Hope Bancorp, Inc.	5,537	54,263
Horizon Bancorp, Inc.	1,083	11,794
Huntington Bancshares, Inc.	55,060	619,976
Independent Bank Corp.	1,357	77,376
Independent Bank Corp. (Michigan)	1,490	32,214
Independent Bank Group, Inc.	1,293	50,013
International Bancshares Corp.	3,436	154,173
JPMorgan Chase & Co.	38,709	6,041,701
Kearny Financial Corp.	2,765	21,843
KeyCorp	38,484	476,817
Lakeland Bancorp, Inc.	2,406	29,810
Lakeland Financial Corp.	832	46,218
Live Oak Bancshares, Inc.	1,607	53,995
M&T Bank Corp.	5,750	736,977
Macatawa Bank Corp.	1,412	13,711
Mercantile Bank Corp.	568	19,534
Metrocity Bankshares, Inc.	562	11,229
Metropolitan Bank Holding Corp.(1)	954	37,177
Mid Penn Bancorp, Inc.	311	6,257
Midland States Bancorp, Inc.	1,052	23,754
MidWestOne Financial Group, Inc.	488	10,277
MVB Financial Corp.	145	2,899
National Bank Holdings Corp., Class A	1,329	43,870
NBT Bancorp, Inc.	2,097	74,506
New York Community Bancorp, Inc.	41,589	391,352
Nicolet Bankshares, Inc.	535	39,408

Northeast Bank	344	17,637
Northfield Bancorp, Inc.	1,268	12,097
Northrim BanCorp, Inc.	88	4,345
Northwest Bancshares, Inc.	4,191	46,688
NU Holdings Ltd., Class A(1)	42,477	345,763
OceanFirst Financial Corp.	1,395	19,335
OFG Bancorp	3,234	108,533
Old National Bancorp	15,983	237,987
Old Second Bancorp, Inc.	3,160	44,524
Origin Bancorp, Inc.	1,250	39,712
Orrstown Financial Services, Inc.	418	10,003
Pacific Premier Bancorp, Inc.	3,939	88,706
PacWest Bancorp	2,772	20,901
Park National Corp.	449	49,839
Parke Bancorp, Inc.	239	4,316
Pathward Financial, Inc.	1,920	95,213
PCB Bancorp	619	9,594
Peapack-Gladstone Financial Corp.	790	19,624
Peoples Bancorp, Inc.(2)	1,838	54,092
Pinnacle Financial Partners, Inc.	3,001	217,783
PNC Financial Services Group, Inc.	8,328	1,115,619
Popular, Inc.	4,524	333,826
Preferred Bank	914	56,330
Premier Financial Corp.	2,168	43,295
Primis Financial Corp.	314	3,143
Prosperity Bancshares, Inc.	1,463	88,234
Provident Financial Services, Inc.	2,497	38,004
QCR Holdings, Inc.	1,010	50,177
RBB Bancorp	596	9,107
Regions Financial Corp.	32,810	547,271
Renasant Corp.	1,599	43,557
Republic Bancorp, Inc., Class A	412	19,343
S&T Bancorp, Inc.	2,118	59,283
Sandy Spring Bancorp, Inc.	2,129	46,881
Seacoast Banking Corp. of Florida	3,037	70,580
ServisFirst Bancshares, Inc.	2,214	113,268
Shore Bancshares, Inc.	441	5,266
Sierra Bancorp	568	10,644
Simmons First National Corp., Class A	4,534	72,499
SmartFinancial, Inc.	582	12,437
South Plains Financial, Inc.	709	18,434
Southern First Bancshares, Inc.(1)	222	6,522
Southern Missouri Bancorp, Inc.	393	16,934
Southside Bancshares, Inc.	1,340	36,756
SouthState Corp.	2,353	174,240
Stellar Bancorp, Inc.	1,191	28,417
Stock Yards Bancorp, Inc.	769	33,928
Summit Financial Group, Inc.	196	4,581
Synovus Financial Corp.	8,550	263,254
Texas Capital Bancshares, Inc.(1)	1,212	66,515
TFS Financial Corp.	577	7,622
Timberland Bancorp, Inc.	313	9,121
Tompkins Financial Corp.	301	15,944
Towne Bank	2,861	75,130
TriCo Bancshares	1,187	40,857

Triumph Financial, Inc.	1,059	71,874
Truist Financial Corp.	26,376	847,725
TrustCo Bank Corp. NY	1,026	27,538
Trustmark Corp.	1,692	38,764
U.S. Bancorp	36,558	1,393,591
UMB Financial Corp.	2,064	147,906
United Bankshares, Inc.	2,235	74,001
United Community Banks, Inc.	3,168	78,091
Unity Bancorp, Inc.	332	9,107
Univest Financial Corp.	963	18,191
Valley National Bancorp	15,277	139,021
Veritex Holdings, Inc.	3,044	58,262
WaFd, Inc.	2,781	74,336
Washington Trust Bancorp, Inc.	493	13,183
Webster Financial Corp.	7,502	336,465
Wells Fargo & Co.	48,603	2,167,208
WesBanco, Inc.	2,206	58,724
West BanCorp, Inc.	500	8,855
Westamerica BanCorp	1,781	90,315
Western Alliance Bancorp	7,546	386,506
Wintrust Financial Corp.	3,388	290,250
WSFS Financial Corp.	2,703	104,255
Zions Bancorp NA	10,635	378,925
		32,526,541
Beverages — 1.1%
Boston Beer Co., Inc., Class A(1)	191	67,759
Brown-Forman Corp., Class A	472	28,429
Brown-Forman Corp., Class B	2,853	167,585
Celsius Holdings, Inc.(1)	2,137	105,803
Coca-Cola Co.	38,742	2,264,082
Coca-Cola Consolidated, Inc.	301	221,091
Constellation Brands, Inc., Class A	1,143	274,880
Duckhorn Portfolio, Inc.(1)	503	5,166
Keurig Dr Pepper, Inc.	5,458	172,309
Molson Coors Beverage Co., Class B	6,591	405,610
Monster Beverage Corp.(1)	8,083	445,777
National Beverage Corp.(1)	1,375	65,368
PepsiCo, Inc.	14,047	2,363,970
Vita Coco Co., Inc.(1)	751	21,073
		6,608,902
Biotechnology — 2.2%
2seventy bio, Inc.(1)(2)	714	1,307
AbbVie, Inc.	18,279	2,602,747
Agios Pharmaceuticals, Inc.(1)	1,965	43,682
Aldeyra Therapeutics, Inc.(1)	2,228	6,172
Alector, Inc.(1)	2,399	13,003
Allogene Therapeutics, Inc.(1)	1,863	4,378
Alnylam Pharmaceuticals, Inc.(1)	721	121,308
Altimmune, Inc.(1)(2)	915	2,891
ALX Oncology Holdings, Inc.(1)(2)	72	564
Amgen, Inc.	5,995	1,616,492
AnaptysBio, Inc.(1)	151	2,135
Anika Therapeutics, Inc.(1)	17	372
Arcus Biosciences, Inc.(1)	711	10,708
Beam Therapeutics, Inc.(1)(2)	844	23,700

BioCryst Pharmaceuticals, Inc.(1)	946	5,562
Biogen, Inc.(1)	2,043	478,225
BioMarin Pharmaceutical, Inc.(1)	2,528	230,250
Bluebird Bio, Inc.(1)	123	470
Bridgebio Pharma, Inc.(1)	2,160	62,014
CareDx, Inc.(1)	381	3,700
Caribou Biosciences, Inc.(1)	1,959	11,499
Chinook Therapeutics, Inc.(1)	1,501	15
Cogent Biosciences, Inc.(1)	1,674	12,840
Crinetics Pharmaceuticals, Inc.(1)	1,520	48,321
CRISPR Therapeutics AG(1)(2)	1,163	77,607
Cullinan Oncology, Inc.(1)	2,086	17,084
Cytokinetics, Inc.(1)	516	17,276
Day One Biopharmaceuticals, Inc.(1)	1,691	19,582
Deciphera Pharmaceuticals, Inc.(1)	674	8,499
Denali Therapeutics, Inc.(1)	843	15,612
Dynavax Technologies Corp.(1)	4,847	66,404
Dyne Therapeutics, Inc.(1)	1,429	15,833
Editas Medicine, Inc.(1)	1,447	15,237
Emergent BioSolutions, Inc.(1)(2)	873	1,868
Enanta Pharmaceuticals, Inc.(1)	212	1,980
Entrada Therapeutics, Inc.(1)(2)	1,531	19,857
Exact Sciences Corp.(1)	920	58,880
Exelixis, Inc.(1)	8,103	176,726
Fate Therapeutics, Inc.(1)	1,015	2,527
Gilead Sciences, Inc.	26,774	2,050,888
Halozyme Therapeutics, Inc.(1)	3,835	148,069
Incyte Corp.(1)	2,121	115,255
Insmed, Inc.(1)	1,048	26,221
Ionis Pharmaceuticals, Inc.(1)	1,383	68,417
Iovance Biotherapeutics, Inc.(1)	1,053	6,392
Ironwood Pharmaceuticals, Inc.(1)	6,854	67,855
iTeos Therapeutics, Inc.(1)	1,269	11,878
KalVista Pharmaceuticals, Inc.(1)	1,352	11,411
Karuna Therapeutics, Inc.(1)	478	91,398
Kinnate Biopharma, Inc.(1)	1,058	2,402
Kodiak Sciences, Inc.(1)	87	211
Kura Oncology, Inc.(1)	2,185	21,129
Kymera Therapeutics, Inc.(1)	547	11,356
Lyell Immunopharma, Inc.(1)(2)	4,561	7,891
MannKind Corp.(1)	2,305	8,344
MiMedx Group, Inc.(1)	3,049	23,691
Mirati Therapeutics, Inc.(1)	667	37,852
Moderna, Inc.(1)	6,241	484,926
Monte Rosa Therapeutics, Inc.(1)(2)	439	1,361
Myriad Genetics, Inc.(1)	1,744	33,293
Neurocrine Biosciences, Inc.(1)	2,160	251,834
Nkarta, Inc.(1)(2)	785	2,072
Nurix Therapeutics, Inc.(1)	1,315	8,179
Olema Pharmaceuticals, Inc.(1)	1,587	22,139
Organogenesis Holdings, Inc.(1)	778	1,984
ORIC Pharmaceuticals, Inc.(1)	2,271	17,941
PDL BioPharma, Inc.(1)	752	8
PMV Pharmaceuticals, Inc.(1)	1,392	3,188
Point Biopharma Global, Inc.(1)	5,775	78,540

PTC Therapeutics, Inc.(1)	770	17,725
Regeneron Pharmaceuticals, Inc.(1)	1,564	1,288,439
REGENXBIO, Inc.(1)	1,606	31,349
Relay Therapeutics, Inc.(1)	1,875	14,831
Repare Therapeutics, Inc.(1)(2)	136	700
Replimune Group, Inc.(1)	1,200	13,416
Rocket Pharmaceuticals, Inc.(1)	1,401	32,685
Roivant Sciences Ltd.(1)	6,006	57,417
Sage Therapeutics, Inc.(1)	1,513	29,625
Sana Biotechnology, Inc.(1)(2)	1,133	4,600
Sarepta Therapeutics, Inc.(1)	749	60,879
Savara, Inc.(1)	5,334	20,536
Scholar Rock Holding Corp.(1)	1,701	21,416
Seagen, Inc.(1)	932	198,712
Stoke Therapeutics, Inc.(1)	72	273
Sutro Biopharma, Inc.(1)	160	418
Tango Therapeutics, Inc.(1)(2)	3,480	26,448
Twist Bioscience Corp.(1)	1,750	42,087
uniQure NV(1)	1,848	12,529
United Therapeutics Corp.(1)	1,463	351,120
Vanda Pharmaceuticals, Inc.(1)	982	3,653
Vaxcyte, Inc.(1)	1,926	99,709
Veracyte, Inc.(1)	1,722	44,083
Verastem, Inc.(1)	1,884	12,981
Vertex Pharmaceuticals, Inc.(1)	5,382	1,909,587
Verve Therapeutics, Inc.(1)	1,431	16,142
Vir Biotechnology, Inc.(1)	5,556	52,726
Voyager Therapeutics, Inc.(1)	3,109	22,571
Xencor, Inc.(1)	1,200	22,008
Xenon Pharmaceuticals, Inc.(1)	1,117	40,860
Zymeworks, Inc.(1)	83	736
		13,883,713
Broadline Retail — 2.6%
Amazon.com, Inc.(1)	91,372	13,348,536
Big Lots, Inc.(2)	932	4,912
Dillard's, Inc., Class A(2)	218	75,666
eBay, Inc.	4,518	185,283
Etsy, Inc.(1)	1,403	106,361
Kohl's Corp.	5,840	136,948
Macy's, Inc.	10,794	171,193
MercadoLibre, Inc.(1)	1,335	2,163,314
Nordstrom, Inc.(2)	6,866	107,247
Ollie's Bargain Outlet Holdings, Inc.(1)	1,649	120,822
		16,420,282
Building Products — 1.2%
A O Smith Corp.	4,916	370,470
AAON, Inc.	1,363	85,324
Advanced Drainage Systems, Inc.	4,169	504,908
Allegion PLC	1,119	118,715
American Woodmark Corp.(1)	543	39,313
Apogee Enterprises, Inc.	1,374	61,967
Armstrong World Industries, Inc.	2,917	247,391
AZEK Co., Inc.(1)	2,605	89,846
AZZ, Inc.	770	37,861
Builders FirstSource, Inc.(1)	5,405	724,865

Carlisle Cos., Inc.	2,376	666,254
Carrier Global Corp.	4,528	235,275
CSW Industrials, Inc.	563	99,837
Fortune Brands Innovations, Inc.	4,030	275,773
Gibraltar Industries, Inc.(1)	1,771	118,993
Griffon Corp.	1,768	82,265
Hayward Holdings, Inc.(1)	2,247	26,492
Insteel Industries, Inc.	1,317	44,804
Janus International Group, Inc.(1)	2,570	27,114
JELD-WEN Holding, Inc.(1)	6,209	99,220
Johnson Controls International PLC	3,080	162,624
Lennox International, Inc.	1,325	538,824
Masco Corp.	2,100	127,155
Masonite International Corp.(1)	1,545	137,273
Masterbrand, Inc.(1)	4,758	63,852
Owens Corning	5,062	686,306
PGT Innovations, Inc.(1)	3,039	97,825
Quanex Building Products Corp.	2,336	71,925
Resideo Technologies, Inc.(1)	946	15,543
Simpson Manufacturing Co., Inc.	2,238	373,679
Trane Technologies PLC	2,292	516,640
Trex Co., Inc.(1)	3,888	273,210
UFP Industries, Inc.	4,398	482,153
Zurn Elkay Water Solutions Corp.	2,749	80,931
		7,584,627
Capital Markets — 3.2%
Affiliated Managers Group, Inc.	122	16,537
Ameriprise Financial, Inc.	4,265	1,507,720
Ares Management Corp., Class A	1,849	207,550
Artisan Partners Asset Management, Inc., Class A	4,535	170,743
Assetmark Financial Holdings, Inc.(1)	1,059	27,153
Bank of New York Mellon Corp.	21,416	1,034,821
BGC Group, Inc., Class A	5,615	36,498
BlackRock, Inc.	1,682	1,263,569
Blackstone, Inc.	4,399	494,316
Brightsphere Investment Group, Inc.	1,432	24,988
Carlyle Group, Inc.	8,447	289,563
Cboe Global Markets, Inc.	1,256	228,831
Charles Schwab Corp.	24,373	1,494,552
CME Group, Inc.	4,795	1,047,036
Cohen & Steers, Inc.	1,635	95,631
Coinbase Global, Inc., Class A(1)	2,870	357,946
Diamond Hill Investment Group, Inc.	178	28,585
Donnelley Financial Solutions, Inc.(1)	603	35,589
Evercore, Inc., Class A	2,010	296,576
FactSet Research Systems, Inc.	609	276,157
Federated Hermes, Inc.	2,049	65,199
Franklin Resources, Inc.	6,296	156,141
Goldman Sachs Group, Inc.	4,458	1,522,585
Hamilton Lane, Inc., Class A	1,612	157,734
Houlihan Lokey, Inc.	1,238	133,357
Interactive Brokers Group, Inc., Class A	674	52,464
Intercontinental Exchange, Inc.	3,767	428,835
Invesco Ltd.	10,040	143,271
Janus Henderson Group PLC	4,060	106,331

Jefferies Financial Group, Inc.	5,456	193,361
KKR & Co., Inc.	8,731	662,159
Lazard Ltd., Class A	1,788	53,604
LPL Financial Holdings, Inc.	2,456	545,969
MarketAxess Holdings, Inc.	495	118,859
Moelis & Co., Class A	2,360	111,982
Moody's Corp.	1,829	667,512
Morgan Stanley	15,978	1,267,695
Morningstar, Inc.	190	53,838
MSCI, Inc.	522	271,884
Nasdaq, Inc.	1,113	62,150
Northern Trust Corp.	5,718	453,152
Open Lending Corp., Class A(1)	5,631	35,982
Oppenheimer Holdings, Inc., Class A	408	16,243
Patria Investments Ltd., Class A	3,175	44,958
Piper Sandler Cos.	918	142,042
PJT Partners, Inc., Class A	240	21,614
Raymond James Financial, Inc.	7,132	749,930
S&P Global, Inc.	1,439	598,379
SEI Investments Co.	4,465	261,962
State Street Corp.	7,691	560,059
StepStone Group, Inc., Class A	2,128	54,519
Stifel Financial Corp.	4,066	248,107
StoneX Group, Inc.(1)	1,730	105,724
T. Rowe Price Group, Inc.	6,345	635,325
TPG, Inc.	2,383	83,405
Tradeweb Markets, Inc., Class A	1,390	134,691
Victory Capital Holdings, Inc., Class A	933	29,996
Virtu Financial, Inc., Class A	4,225	75,966
Virtus Investment Partners, Inc.	317	62,012
WisdomTree, Inc.	2,210	14,387
		20,037,744
Chemicals — 2.0%
AdvanSix, Inc.	1,534	40,083
Air Products & Chemicals, Inc.	4,559	1,233,437
Albemarle Corp.	2,126	257,820
Alto Ingredients, Inc.(1)(2)	755	1,842
American Vanguard Corp.	1,244	11,669
Ashland, Inc.	1,009	80,639
Aspen Aerogels, Inc.(1)	2,591	27,154
Avient Corp.	1,988	68,288
Axalta Coating Systems Ltd.(1)	2,653	83,490
Balchem Corp.	254	31,679
Cabot Corp.	3,388	257,149
Celanese Corp.	443	61,426
CF Industries Holdings, Inc.	10,917	820,412
Chemours Co.	9,774	268,101
Core Molding Technologies, Inc.(1)	728	13,097
Corteva, Inc.	9,479	428,451
Dow, Inc.	16,400	848,700
DuPont de Nemours, Inc.	6,534	467,442
Eastman Chemical Co.	5,002	419,318
Ecolab, Inc.	1,060	203,234
Ecovyst, Inc.(1)	4,030	38,366
Element Solutions, Inc.	781	16,370

FMC Corp.	3,139	168,439
Hawkins, Inc.	1,402	86,139
HB Fuller Co.	1,047	79,237
Huntsman Corp.	6,131	150,823
Ingevity Corp.(1)	1,528	59,271
Innospec, Inc.	729	76,596
International Flavors & Fragrances, Inc.	2,462	185,585
Intrepid Potash, Inc.(1)	310	6,367
Koppers Holdings, Inc.	734	33,155
Kronos Worldwide, Inc.	903	7,883
Linde PLC	3,952	1,635,219
Livent Corp.(1)(2)	11,978	164,817
LSB Industries, Inc.(1)	4,030	34,537
LyondellBasell Industries NV, Class A	9,664	919,046
Minerals Technologies, Inc.	950	59,508
Mosaic Co.	12,135	435,525
NewMarket Corp.	475	251,992
Olin Corp.	7,826	368,918
Orion SA	2,618	62,387
PPG Industries, Inc.	2,416	343,048
PureCycle Technologies, Inc.(1)(2)	3,852	15,562
Quaker Chemical Corp.	354	63,292
RPM International, Inc.	6,341	652,679
Scotts Miracle-Gro Co.	991	55,159
Sherwin-Williams Co.	3,326	927,289
Stepan Co.	581	47,973
Trinseo PLC	1,620	9,364
Tronox Holdings PLC, Class A	5,103	65,063
Valhi, Inc.(2)	232	3,151
Westlake Corp.	1,649	211,715
		12,857,906
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	4,347	23,387
Aris Water Solutions, Inc., Class A	400	3,232
Brady Corp., Class A	1,152	64,823
Brink's Co.	1,003	79,137
Casella Waste Systems, Inc., Class A(1)	858	69,395
Cimpress PLC(1)	322	22,698
Cintas Corp.	1,117	617,980
Civeo Corp.	1,036	22,564
Clean Harbors, Inc.(1)	1,513	244,591
Copart, Inc.(1)	14,194	712,823
Deluxe Corp.	592	10,828
Ennis, Inc.	1,194	25,349
Healthcare Services Group, Inc.(1)	1,523	14,788
HNI Corp.	1,859	72,631
Interface, Inc.	4,478	45,272
Matthews International Corp., Class A	478	16,324
MillerKnoll, Inc.	4,118	106,244
MSA Safety, Inc.	707	123,117
Pitney Bowes, Inc.	1,109	4,480
Quad/Graphics, Inc.(1)	1,703	7,851
Republic Services, Inc.	1,221	197,607
Rollins, Inc.	4,622	188,300
SP Plus Corp.(1)	633	32,378

Steelcase, Inc., Class A	5,857	72,100
Stericycle, Inc.(1)	75	3,523
Tetra Tech, Inc.	454	71,800
UniFirst Corp.	453	78,188
VERALTO Corp.(1)	1,307	100,966
Vestis Corp.(1)	871	15,948
Waste Connections, Inc.	1,861	252,147
Waste Management, Inc.	5,574	953,098
		4,253,569
Communications Equipment — 0.5%
Applied Optoelectronics, Inc.(1)(2)	2,740	36,305
Arista Networks, Inc.(1)	2,894	635,841
Aviat Networks, Inc.(1)	332	10,063
Ciena Corp.(1)	2,194	100,595
Cisco Systems, Inc.	27,032	1,307,808
CommScope Holding Co., Inc.(1)	2,063	3,445
Comtech Telecommunications Corp.	175	2,067
Extreme Networks, Inc.(1)	3,813	61,542
F5, Inc.(1)	730	124,969
Juniper Networks, Inc.	2,927	83,273
Motorola Solutions, Inc.	3,011	972,161
NETGEAR, Inc.(1)	326	4,447
Ribbon Communications, Inc.(1)	594	1,265
Ubiquiti, Inc.	105	11,787
ViaSat, Inc.(1)(2)	2,820	57,669
Viavi Solutions, Inc.(1)	5,741	46,387
		3,459,624
Construction and Engineering — 0.5%
AECOM	751	66,734
API Group Corp.(1)	1,408	42,733
Arcosa, Inc.	1,270	94,234
Argan, Inc.	390	18,190
Comfort Systems USA, Inc.	1,844	356,962
Construction Partners, Inc., Class A(1)	1,865	78,255
Dycom Industries, Inc.(1)	1,534	159,337
EMCOR Group, Inc.	2,401	510,260
Fluor Corp.(1)	2,497	94,961
Granite Construction, Inc.	1,638	75,266
Great Lakes Dredge & Dock Corp.(1)	2,633	17,694
IES Holdings, Inc.(1)	458	32,046
Limbach Holdings, Inc.(1)	840	32,021
MasTec, Inc.(1)	1,366	82,834
MDU Resources Group, Inc.	12,777	244,552
MYR Group, Inc.(1)	1,294	160,999
Northwest Pipe Co.(1)	260	7,051
Primoris Services Corp.	3,145	95,482
Quanta Services, Inc.	1,630	306,945
Sterling Infrastructure, Inc.(1)	2,605	165,444
Tutor Perini Corp.(1)	1,023	8,562
Valmont Industries, Inc.	368	80,802
WillScot Mobile Mini Holdings Corp.(1)	4,268	178,061
		2,909,425
Construction Materials — 0.3%
Eagle Materials, Inc.	2,494	451,539
Knife River Corp.(1)	2,230	133,086

Martin Marietta Materials, Inc.	1,496	695,027
Summit Materials, Inc., Class A(1)	3,282	113,853
US Lime & Minerals, Inc.	139	29,469
Vulcan Materials Co.	2,417	516,174
		1,939,148
Consumer Finance — 1.0%
Ally Financial, Inc.	15,522	453,553
American Express Co.	9,372	1,600,456
Atlanticus Holdings Corp.(1)	173	5,341
Bread Financial Holdings, Inc.	3,698	103,914
Capital One Financial Corp.	10,864	1,213,074
Consumer Portfolio Services, Inc.(1)	792	7,508
Credit Acceptance Corp.(1)	299	136,643
Discover Financial Services	8,734	812,262
Enova International, Inc.(1)	991	40,829
EZCORP, Inc., Class A(1)	1,486	12,185
FirstCash Holdings, Inc.	655	73,360
Green Dot Corp., Class A(1)	1,850	14,837
LendingClub Corp.(1)	3,059	19,272
Medallion Financial Corp.(2)	2,454	23,387
Navient Corp.	5,259	90,087
Nelnet, Inc., Class A	486	40,775
OneMain Holdings, Inc.	7,260	307,098
Oportun Financial Corp.(1)	218	567
PRA Group, Inc.(1)	1,218	22,570
PROG Holdings, Inc.(1)	4,028	109,803
Regional Management Corp.	404	8,936
SLM Corp.	14,690	220,791
SoFi Technologies, Inc.(1)(2)	25,780	187,936
Synchrony Financial	22,275	720,819
World Acceptance Corp.(1)	184	20,507
		6,246,510
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	2,681	58,365
Andersons, Inc.	2,358	117,570
BJ's Wholesale Club Holdings, Inc.(1)	2,274	146,855
Casey's General Stores, Inc.	1,912	526,565
Costco Wholesale Corp.	6,582	3,901,415
Dollar General Corp.	2,273	298,036
Dollar Tree, Inc.(1)	5,172	639,208
Grocery Outlet Holding Corp.(1)	2,072	58,451
Ingles Markets, Inc., Class A	741	60,480
Kroger Co.	28,673	1,269,354
Natural Grocers by Vitamin Cottage, Inc.	593	9,304
Performance Food Group Co.(1)	3,968	258,118
PriceSmart, Inc.	1,382	93,133
SpartanNash Co.	1,193	26,449
Sprouts Farmers Market, Inc.(1)	6,793	292,642
Sysco Corp.	2,837	204,746
Target Corp.	7,975	1,067,135
United Natural Foods, Inc.(1)	2,370	34,484
US Foods Holding Corp.(1)	1,613	70,698
Village Super Market, Inc., Class A	584	14,693
Walgreens Boots Alliance, Inc.	5,398	107,636
Walmart, Inc.	23,881	3,718,033

Weis Markets, Inc.	703	42,426
		13,015,796
Containers and Packaging — 0.6%
Amcor PLC	13,236	125,477
AptarGroup, Inc.	1,718	217,997
Ardagh Metal Packaging SA	1,684	6,770
Avery Dennison Corp.	1,398	271,911
Ball Corp.	2,728	150,831
Berry Global Group, Inc.	1,764	116,636
Crown Holdings, Inc.	857	73,711
Graphic Packaging Holding Co.	13,352	302,690
Greif, Inc., Class A	1,371	95,833
Greif, Inc., Class B	105	7,313
International Paper Co.	12,449	459,866
Myers Industries, Inc.	2,798	49,301
O-I Glass, Inc.(1)	1,786	26,361
Packaging Corp. of America	4,608	774,190
Sealed Air Corp.	2,260	75,439
Silgan Holdings, Inc.	152	6,341
Sonoco Products Co.	2,935	161,895
TriMas Corp.	840	21,529
Westrock Co.	12,612	519,236
		3,463,327
Distributors — 0.2%
Genuine Parts Co.	2,221	294,904
LKQ Corp.	3,986	177,497
Pool Corp.	1,642	570,299
		1,042,700
Diversified Consumer Services — 0.2%
ADT, Inc.	1,430	8,394
Adtalem Global Education, Inc.(1)	2,434	138,665
American Public Education, Inc.(1)	77	606
Bright Horizons Family Solutions, Inc.(1)	192	16,788
Coursera, Inc.(1)	2,088	41,238
Frontdoor, Inc.(1)	1,798	61,725
Graham Holdings Co., Class B	84	52,681
Grand Canyon Education, Inc.(1)	1,874	256,213
H&R Block, Inc.	2,819	128,039
Laureate Education, Inc., Class A	9,950	130,644
OneSpaWorld Holdings Ltd.(1)	2,674	32,222
Perdoceo Education Corp.	3,723	64,855
Service Corp. International	2,235	136,938
Strategic Education, Inc.	276	24,556
Stride, Inc.(1)	1,135	68,758
Udemy, Inc.(1)	1,859	27,662
Universal Technical Institute, Inc.(1)	1,620	18,905
WW International, Inc.(1)	204	1,471
		1,210,360
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(1)	60	1,962
AT&T, Inc.	101,264	1,677,944
ATN International, Inc.	438	13,333
Consolidated Communications Holdings, Inc.(1)	479	2,060
EchoStar Corp., Class A(1)	1,853	19,401
Frontier Communications Parent, Inc.(1)	7,854	171,924

IDT Corp., Class B(1)	973	28,557
Iridium Communications, Inc.	4,398	167,564
Shenandoah Telecommunications Co.	1,954	43,516
Verizon Communications, Inc.	56,101	2,150,351
		4,276,612
Electric Utilities — 1.2%
ALLETE, Inc.	1,332	73,899
Alliant Energy Corp.	6,509	329,160
American Electric Power Co., Inc.	6,140	488,437
Avangrid, Inc.	746	23,029
Constellation Energy Corp.	1,157	140,043
Duke Energy Corp.	3,795	350,203
Edison International	7,590	508,454
Entergy Corp.	4,001	405,741
Evergy, Inc.	5,103	260,457
Eversource Energy	4,133	245,542
Exelon Corp.	9,722	374,394
FirstEnergy Corp.	4,696	173,470
Genie Energy Ltd., Class B	1,299	31,501
Hawaiian Electric Industries, Inc.	3,403	41,483
IDACORP, Inc.	748	72,182
NextEra Energy, Inc.	9,632	563,568
NRG Energy, Inc.	5,618	268,765
OGE Energy Corp.	6,829	239,356
Otter Tail Corp.	1,477	112,710
PG&E Corp.(1)	48,739	836,849
Pinnacle West Capital Corp.	3,275	245,428
PNM Resources, Inc.	273	11,349
Portland General Electric Co.	2,861	117,473
PPL Corp.	13,140	343,217
Southern Co.	9,534	676,723
Xcel Energy, Inc.	9,703	590,331
		7,523,764
Electrical Equipment — 0.6%
Acuity Brands, Inc.	973	174,420
AMETEK, Inc.	2,396	371,931
Array Technologies, Inc.(1)	4,210	65,129
Atkore, Inc.(1)	2,471	320,983
Eaton Corp. PLC	2,491	567,176
Emerson Electric Co.	5,489	487,972
Encore Wire Corp.	1,116	205,679
EnerSys	2,346	207,574
FREYR Battery SA(1)	2,327	3,793
Generac Holdings, Inc.(1)	825	96,583
GrafTech International Ltd.	10,736	26,518
Hubbell, Inc.	871	261,300
LSI Industries, Inc.	2,524	33,090
NEXTracker, Inc., Class A(1)	546	22,189
nVent Electric PLC	1,051	55,966
Plug Power, Inc.(1)(2)	7,784	31,447
Powell Industries, Inc.	763	63,451
Regal Rexnord Corp.	660	79,068
Rockwell Automation, Inc.	1,006	277,093
Sensata Technologies Holding PLC	509	16,547
Sunrun, Inc.(1)	2,181	28,135

Thermon Group Holdings, Inc.(1)	1,263	38,079
Vertiv Holdings Co.(1)	9,609	419,529
		3,853,652
Electronic Equipment, Instruments and Components — 1.1%
Advanced Energy Industries, Inc.	1,099	104,460
Amphenol Corp., Class A	4,724	429,837
Arrow Electronics, Inc.(1)	2,259	267,827
Avnet, Inc.	2,560	119,706
Badger Meter, Inc.	447	65,874
Bel Fuse, Inc., Class B	892	48,257
Belden, Inc.	1,098	72,951
Benchmark Electronics, Inc.	1,592	39,720
CDW Corp.	1,624	342,469
Climb Global Solutions, Inc.	467	22,271
Cognex Corp.	3,015	113,666
Coherent Corp.(1)	1,474	54,228
Corning, Inc.	23,088	657,777
Crane NXT Co.	2,437	125,408
CTS Corp.	953	36,929
Daktronics, Inc.(1)	760	7,927
ePlus, Inc.(1)	1,577	100,108
Fabrinet(1)	572	92,607
Flex Ltd.(1)	14,933	380,045
Insight Enterprises, Inc.(1)	2,296	347,660
IPG Photonics Corp.(1)	863	82,641
Jabil, Inc.	7,529	868,244
Keysight Technologies, Inc.(1)	2,353	319,749
Kimball Electronics, Inc.(1)	789	19,441
Knowles Corp.(1)	2,816	44,690
Littelfuse, Inc.	623	145,034
Methode Electronics, Inc.	1,181	28,025
nLight, Inc.(1)	1,984	26,228
Novanta, Inc.(1)	194	28,021
OSI Systems, Inc.(1)	483	59,549
PC Connection, Inc.	728	43,411
Plexus Corp.(1)	765	77,946
Rogers Corp.(1)	410	53,054
Sanmina Corp.(1)	2,915	146,071
ScanSource, Inc.(1)	877	29,318
SmartRent, Inc.(1)	5,953	18,633
TD SYNNEX Corp.	1,631	160,882
TE Connectivity Ltd.	6,758	885,298
Teledyne Technologies, Inc.(1)	182	73,339
Trimble, Inc.(1)	742	34,429
TTM Technologies, Inc.(1)	3,605	54,111
Vishay Intertechnology, Inc.	9,319	207,161
Vishay Precision Group, Inc.(1)	533	16,251
Vontier Corp.	3,376	113,873
Zebra Technologies Corp., Class A(1)	322	76,308
		7,041,434
Energy Equipment and Services — 1.2%
Archrock, Inc.	11,471	166,215
Baker Hughes Co.	35,306	1,191,577
Bristow Group, Inc.(1)	1,506	38,780
ChampionX Corp.	13,526	396,582

Core Laboratories, Inc.	835	14,788
Diamond Offshore Drilling, Inc.(1)	4,058	52,226
DMC Global, Inc.(1)	1,056	16,843
Dril-Quip, Inc.(1)	967	21,487
Expro Group Holdings NV(1)	3,432	53,368
Halliburton Co.	32,948	1,220,064
Helix Energy Solutions Group, Inc.(1)	6,329	58,986
Helmerich & Payne, Inc.	6,616	239,698
KLX Energy Services Holdings, Inc.(1)(2)	1,946	18,487
Liberty Energy, Inc., Class A	13,237	262,754
Nabors Industries Ltd.(1)	766	66,504
Newpark Resources, Inc.(1)	4,951	34,409
Noble Corp. PLC	1,535	70,825
NOV, Inc.	11,235	211,443
Oceaneering International, Inc.(1)	9,016	186,271
Oil States International, Inc.(1)	3,362	23,164
Patterson-UTI Energy, Inc.	22,409	262,409
ProFrac Holding Corp., Class A(1)	2,124	17,119
ProPetro Holding Corp.(1)	8,945	81,489
Ranger Energy Services, Inc.	1,723	16,799
RPC, Inc.	7,862	57,000
Schlumberger NV	17,958	934,534
SEACOR Marine Holdings, Inc.(1)	300	3,465
Select Water Solutions, Inc., Class A	3,647	27,207
Solaris Oilfield Infrastructure, Inc., Class A	2,498	21,383
TechnipFMC PLC	27,330	566,278
TETRA Technologies, Inc.(1)	7,639	36,056
Tidewater, Inc.(1)	2,816	169,185
Transocean Ltd.(1)	21,847	138,947
US Silica Holdings, Inc.(1)	5,334	60,168
Valaris Ltd.(1)	3,831	262,807
Weatherford International PLC(1)	5,299	480,566
		7,479,883
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)	479	3,185
Atlanta Braves Holdings, Inc., Class C(1)	795	28,580
Cinemark Holdings, Inc.(1)	2,622	37,364
Electronic Arts, Inc.	3,264	450,465
Endeavor Group Holdings, Inc., Class A	816	19,837
IMAX Corp.(1)	1,786	28,487
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	12,383
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,148	200,402
Liberty Media Corp.-Liberty Live, Class A(1)	52	1,713
Liberty Media Corp.-Liberty Live, Class C(1)	159	5,446
Lions Gate Entertainment Corp., Class B(1)	2,681	22,413
Live Nation Entertainment, Inc.(1)	1,363	114,792
Madison Square Garden Entertainment Corp.(1)	657	19,894
Madison Square Garden Sports Corp.(1)	133	22,502
Marcus Corp.(2)	226	3,144
Netflix, Inc.(1)	4,951	2,346,625
Playstudios, Inc.(1)	2,241	5,356
Playtika Holding Corp.(1)	154	1,338
ROBLOX Corp., Class A(1)	3,187	125,281
Roku, Inc.(1)	2,180	227,156
Sphere Entertainment Co.(1)	1,119	38,292

Take-Two Interactive Software, Inc.(1)	1,349	213,412
TKO Group Holdings, Inc.	1,345	104,009
Walt Disney Co.(1)	6,589	610,734
Warner Bros Discovery, Inc.(1)	29,553	308,829
		4,951,639
Financial Services — 3.0%
Acacia Research Corp.(1)	2,587	9,417
Affirm Holdings, Inc.(1)	5,205	179,104
Alerus Financial Corp.	452	8,258
A-Mark Precious Metals, Inc.	1,133	32,472
Apollo Global Management, Inc.	3,175	292,100
Berkshire Hathaway, Inc., Class B(1)	12,601	4,536,360
Block, Inc.(1)	2,995	189,973
Cannae Holdings, Inc.(1)	2,822	50,683
Cass Information Systems, Inc.	732	30,268
Enact Holdings, Inc.	1,680	46,553
Equitable Holdings, Inc.	12,486	383,195
Essent Group Ltd.	4,925	238,074
Euronet Worldwide, Inc.(1)	1,345	117,311
EVERTEC, Inc.	1,569	58,006
Federal Agricultural Mortgage Corp., Class C	413	68,492
Fidelity National Information Services, Inc.	1,761	103,265
Fiserv, Inc.(1)	2,654	346,639
FleetCor Technologies, Inc.(1)	889	213,805
Global Payments, Inc.	881	102,584
Jack Henry & Associates, Inc.	1,679	266,441
Jackson Financial, Inc., Class A	5,617	268,099
Marqeta, Inc., Class A(1)	5,494	34,887
Mastercard, Inc., Class A	9,809	4,059,258
Merchants Bancorp	1,085	36,510
MGIC Investment Corp.	18,605	327,262
Mr. Cooper Group, Inc.(1)	2,696	163,162
NCR Atleos Corp.(1)	1,020	22,654
NewtekOne, Inc.(2)	2,601	35,192
NMI Holdings, Inc., Class A(1)	5,173	142,258
Payoneer Global, Inc.(1)	9,439	48,894
PayPal Holdings, Inc.(1)	7,440	428,618
PennyMac Financial Services, Inc.	1,046	81,368
Radian Group, Inc.	9,092	233,755
Visa, Inc., Class A	19,576	5,024,768
Voya Financial, Inc.	2,531	180,992
Walker & Dunlop, Inc.	1,358	114,099
Waterstone Financial, Inc.	1,058	12,918
Western Union Co.	7,370	85,713
WEX, Inc.(1)	903	159,452
		18,732,859
Food Products — 0.9%
Archer-Daniels-Midland Co.	12,625	930,841
B&G Foods, Inc.	4,627	42,753
Bunge Global SA	7,537	828,090
Calavo Growers, Inc.	736	15,964
Cal-Maine Foods, Inc.	1,575	75,474
Campbell Soup Co.	2,009	80,722
Conagra Brands, Inc.	1,616	45,717
Darling Ingredients, Inc.(1)	4,528	198,643

Dole PLC	2,653	30,536
Flowers Foods, Inc.	5,736	119,366
Fresh Del Monte Produce, Inc.	779	17,761
General Mills, Inc.	2,254	143,490
Hershey Co.	2,378	446,874
Hormel Foods Corp.	2,240	68,522
Ingredion, Inc.	2,930	300,296
J & J Snack Foods Corp.	391	64,339
J M Smucker Co.	2,142	235,042
John B Sanfilippo & Son, Inc.	530	48,781
Kellanova	2,725	143,171
Kraft Heinz Co.	8,140	285,795
Lamb Weston Holdings, Inc.	1,768	176,853
Lancaster Colony Corp.	297	49,272
Lifecore Biomedical, Inc.(1)	2,262	16,219
McCormick & Co., Inc.	791	51,280
Mission Produce, Inc.(1)	437	3,697
Mondelez International, Inc., Class A	7,685	546,096
Pilgrim's Pride Corp.(1)	2,269	57,996
Post Holdings, Inc.(1)	334	28,534
Seaboard Corp.	6	21,090
Seneca Foods Corp., Class A(1)	387	18,913
Simply Good Foods Co.(1)	1,889	73,180
Tootsie Roll Industries, Inc.	581	19,225
Tyson Foods, Inc., Class A	5,324	249,376
WK Kellogg Co.	681	7,627
		5,441,535
Gas Utilities — 0.2%
Atmos Energy Corp.	4,706	535,590
Chesapeake Utilities Corp.	485	46,366
National Fuel Gas Co.	2,593	131,698
New Jersey Resources Corp.	1,530	64,566
Northwest Natural Holding Co.	947	34,679
ONE Gas, Inc.	2,175	125,345
Southwest Gas Holdings, Inc.	1,624	95,995
Spire, Inc.	824	50,272
UGI Corp.	1,849	40,660
		1,125,171
Ground Transportation — 1.9%
ArcBest Corp.	1,595	190,108
Avis Budget Group, Inc.(1)	172	31,450
Covenant Logistics Group, Inc.	651	27,713
CSX Corp.	64,872	2,095,366
Daseke, Inc.(1)	1,443	6,320
Heartland Express, Inc.	2,232	29,953
Hertz Global Holdings, Inc.(1)	8,237	68,697
JB Hunt Transport Services, Inc.	4,040	748,491
Knight-Swift Transportation Holdings, Inc.	4,689	252,174
Landstar System, Inc.	2,333	402,793
Marten Transport Ltd.	3,846	72,497
Norfolk Southern Corp.	6,202	1,353,028
Old Dominion Freight Line, Inc.	3,335	1,297,515
PAM Transportation Services, Inc.(1)	436	8,223
RXO, Inc.(1)	3,096	64,892
Ryder System, Inc.	3,453	369,954

Saia, Inc.(1)	1,367	533,663
Schneider National, Inc., Class B	2,359	54,328
Uber Technologies, Inc.(1)	9,761	550,325
U-Haul Holding Co.(1)(2)	273	15,455
U-Haul Holding Co.	4,746	256,996
Union Pacific Corp.	13,822	3,113,682
Universal Logistics Holdings, Inc.	451	11,158
Werner Enterprises, Inc.	2,684	107,387
XPO, Inc.(1)	2,581	222,689
		11,884,857
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	11,578	1,207,470
Align Technology, Inc.(1)	1,411	301,672
AngioDynamics, Inc.(1)	722	4,715
Atrion Corp.	34	10,484
Avanos Medical, Inc.(1)	657	14,158
Baxter International, Inc.	5,261	189,817
Becton Dickinson & Co.	1,516	358,049
Boston Scientific Corp.(1)	8,871	495,800
Contra Abiomed, Inc.(1)	443	452
Cooper Cos., Inc.	843	284,024
DENTSPLY SIRONA, Inc.	3,002	95,313
Dexcom, Inc.(1)	6,146	709,986
Edwards Lifesciences Corp.(1)	8,369	566,665
Embecta Corp.	489	8,968
Enovis Corp.(1)	1,413	69,887
GE HealthCare Technologies, Inc.	3,012	206,202
Globus Medical, Inc., Class A(1)	2,532	113,737
Haemonetics Corp.(1)	1,465	118,475
Hologic, Inc.(1)	3,341	238,213
IDEXX Laboratories, Inc.(1)	1,734	807,732
Inogen, Inc.(1)	174	1,013
Inspire Medical Systems, Inc.(1)	128	18,600
Insulet Corp.(1)	329	62,211
Integra LifeSciences Holdings Corp.(1)	697	27,315
Intuitive Surgical, Inc.(1)	3,122	970,442
Masimo Corp.(1)	631	59,163
Medtronic PLC	9,401	745,217
Omnicell, Inc.(1)	939	31,325
OraSure Technologies, Inc.(1)	1,749	12,803
Orthofix Medical, Inc.(1)	1,348	14,895
Outset Medical, Inc.(1)	537	2,814
Penumbra, Inc.(1)	198	43,974
QuidelOrtho Corp.(1)	1,869	128,456
ResMed, Inc.	1,036	163,408
Shockwave Medical, Inc.(1)	388	67,725
STERIS PLC	1,225	246,151
Stryker Corp.	1,918	568,361
Teleflex, Inc.	801	180,778
UFP Technologies, Inc.(1)	183	30,462
Utah Medical Products, Inc.	113	9,526
Varex Imaging Corp.(1)	658	12,403
Zimmer Biomet Holdings, Inc.	2,518	292,869
Zimvie, Inc.(1)	1,329	12,559
		9,504,289

Health Care Providers and Services — 1.9%
Acadia Healthcare Co., Inc.(1)	915	66,786
agilon health, Inc.(1)(2)	1,982	21,049
AMN Healthcare Services, Inc.(1)	1,552	105,226
Apollo Medical Holdings, Inc.(1)	913	30,339
Brookdale Senior Living, Inc.(1)	11,559	61,263
Cardinal Health, Inc.	2,563	274,446
Castle Biosciences, Inc.(1)	388	7,756
Cencora, Inc.	3,094	629,227
Centene Corp.(1)	15,798	1,163,997
Chemed Corp.	367	208,089
Cigna Group	1,312	344,899
Community Health Systems, Inc.(1)	542	1,393
CorVel Corp.(1)	396	82,709
Cross Country Healthcare, Inc.(1)	2,581	52,317
CVS Health Corp.	4,725	321,064
DaVita, Inc.(1)	940	95,372
Elevance Health, Inc.	2,806	1,345,449
Encompass Health Corp.	1,846	120,304
Enhabit, Inc.(1)	272	2,900
Ensign Group, Inc.	1,821	194,975
Fulgent Genetics, Inc.(1)	945	26,063
HCA Healthcare, Inc.	1,258	315,104
HealthEquity, Inc.(1)	492	32,974
Henry Schein, Inc.(1)	1,095	73,069
Humana, Inc.	2,969	1,439,549
InfuSystem Holdings, Inc.(1)	278	2,788
Joint Corp.(1)	325	2,857
Laboratory Corp. of America Holdings	1,085	235,347
McKesson Corp.	927	436,209
ModivCare, Inc.(1)	191	7,212
Molina Healthcare, Inc.(1)	2,839	1,037,825
National HealthCare Corp.	378	28,943
National Research Corp.	717	29,705
NeoGenomics, Inc.(1)	1,543	28,036
OPKO Health, Inc.(1)	3,813	5,567
Option Care Health, Inc.(1)	591	17,582
Owens & Minor, Inc.(1)	2,443	48,567
Patterson Cos., Inc.	5,325	135,308
PetIQ, Inc.(1)	2,019	35,171
Premier, Inc., Class A	3,516	72,394
Quest Diagnostics, Inc.	575	78,907
Select Medical Holdings Corp.	625	14,125
Tenet Healthcare Corp.(1)	1,018	70,252
UnitedHealth Group, Inc.	4,719	2,609,465
Universal Health Services, Inc., Class B	1,620	222,718
		12,135,297
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	387	8,998
Health Catalyst, Inc.(1)	1,691	12,141
HealthStream, Inc.	242	6,050
Simulations Plus, Inc.	432	16,935
Teladoc Health, Inc.(1)	1,837	33,323
Veeva Systems, Inc., Class A(1)	1,659	289,180
Veradigm, Inc.(1)	5,340	61,303
		427,930

Hotels, Restaurants and Leisure — 1.9%
Accel Entertainment, Inc.(1)	4,019	40,753
Airbnb, Inc., Class A(1)	5,481	692,470
Aramark	1,743	48,821
BJ's Restaurants, Inc.(1)	849	25,411
Bloomin' Brands, Inc.	5,396	125,943
Bluegreen Vacations Holding Corp.	111	8,272
Booking Holdings, Inc.(1)	224	700,157
Boyd Gaming Corp.	4,429	261,532
Brinker International, Inc.(1)	565	20,346
Caesars Entertainment, Inc.(1)	1,838	82,195
Carnival Corp.(1)	52,814	795,379
Carrols Restaurant Group, Inc.	3,282	24,779
Century Casinos, Inc.(1)(2)	1,373	5,904
Cheesecake Factory, Inc.	2,796	87,655
Chipotle Mexican Grill, Inc.(1)	658	1,449,080
Choice Hotels International, Inc.	1,059	116,787
Churchill Downs, Inc.	2,108	244,043
Chuy's Holdings, Inc.(1)	150	5,280
Cracker Barrel Old Country Store, Inc.(2)	1,131	75,924
Darden Restaurants, Inc.	5,149	805,664
Dave & Buster's Entertainment, Inc.(1)	1,232	50,561
Dine Brands Global, Inc.	76	3,304
Domino's Pizza, Inc.	107	42,039
DoorDash, Inc., Class A(1)	2,085	195,948
DraftKings, Inc., Class A(1)	1,081	41,337
Everi Holdings, Inc.(1)	1,846	19,291
Expedia Group, Inc.(1)	766	104,314
Golden Entertainment, Inc.	1,527	54,422
Hilton Grand Vacations, Inc.(1)	3,368	115,388
Hilton Worldwide Holdings, Inc.	899	150,600
Hyatt Hotels Corp., Class A	808	92,726
International Game Technology PLC	277	7,404
Jack in the Box, Inc.	294	21,256
Las Vegas Sands Corp.	4,586	211,506
Life Time Group Holdings, Inc.(1)	1,202	18,222
Light & Wonder, Inc., Class A(1)	443	39,170
Marriott International, Inc., Class A	2,001	405,603
Marriott Vacations Worldwide Corp.	43	3,135
McDonald's Corp.	4,184	1,179,219
MGM Resorts International	1,037	40,899
Monarch Casino & Resort, Inc.	574	36,093
Noodles & Co.(1)	1,969	6,025
Norwegian Cruise Line Holdings Ltd.(1)	17,221	262,965
ONE Group Hospitality, Inc.(1)	584	2,792
Papa John's International, Inc.	227	14,809
Penn Entertainment, Inc.(1)	3,016	74,073
Planet Fitness, Inc., Class A(1)	490	33,291
Playa Hotels & Resorts NV(1)	7,453	56,270
Potbelly Corp.(1)	2,608	23,472
RCI Hospitality Holdings, Inc.	492	28,836
Red Robin Gourmet Burgers, Inc.(1)	2,058	18,234
Red Rock Resorts, Inc., Class A	2,092	93,157
Royal Caribbean Cruises Ltd.(1)	10,277	1,104,366
Sabre Corp.(1)	2,132	7,526

SeaWorld Entertainment, Inc.(1)	1,367	66,846
Shake Shack, Inc., Class A(1)	952	57,653
Six Flags Entertainment Corp.(1)	511	12,724
Starbucks Corp.	5,548	550,916
Target Hospitality Corp.(1)	2,028	22,125
Texas Roadhouse, Inc.	3,617	407,130
Travel + Leisure Co.	327	11,654
Vail Resorts, Inc.	443	96,268
Wendy's Co.	3,218	60,338
Wingstop, Inc.	190	45,668
Wyndham Hotels & Resorts, Inc.	865	66,899
Wynn Resorts Ltd.	780	65,848
Yum! Brands, Inc.	2,170	272,444
		11,911,161
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	229	3,783
Beazer Homes USA, Inc.(1)	2,631	69,222
Cavco Industries, Inc.(1)	508	143,652
Century Communities, Inc.	1,779	128,337
Cricut, Inc., Class A	2,500	17,250
D.R. Horton, Inc.	7,866	1,004,252
Dream Finders Homes, Inc., Class A(1)	1,280	31,155
Ethan Allen Interiors, Inc.	1,647	44,206
Garmin Ltd.	3,506	428,573
GoPro, Inc., Class A(1)	2,385	8,610
Green Brick Partners, Inc.(1)	2,077	98,554
Helen of Troy Ltd.(1)	1,113	116,898
Hooker Furnishings Corp.	146	2,611
Hovnanian Enterprises, Inc., Class A(1)	429	38,782
Installed Building Products, Inc.	1,286	193,556
KB Home	5,722	298,116
La-Z-Boy, Inc.	2,870	100,995
Legacy Housing Corp.(1)	977	21,885
Leggett & Platt, Inc.	1,180	26,987
Lennar Corp., B Shares	484	55,534
Lennar Corp., Class A	9,205	1,177,504
LGI Homes, Inc.(1)	457	53,958
Lifetime Brands, Inc.	361	2,318
M/I Homes, Inc.(1)	2,247	237,081
MDC Holdings, Inc.	4,090	181,023
Meritage Homes Corp.	2,391	337,848
Mohawk Industries, Inc.(1)	2,331	205,851
Newell Brands, Inc.	1,959	14,947
NVR, Inc.(1)	153	941,775
PulteGroup, Inc.	10,519	930,090
Skyline Champion Corp.(1)	2,613	157,276
Sonos, Inc.(1)	2,784	42,038
Taylor Morrison Home Corp.(1)	7,654	345,195
Tempur Sealy International, Inc.	4,207	169,626
Toll Brothers, Inc.	4,800	412,272
TopBuild Corp.(1)	165	48,804
Tri Pointe Homes, Inc.(1)	7,591	221,505
Universal Electronics, Inc.(1)	86	670
VOXX International Corp.(1)	219	2,352
Whirlpool Corp.	1,493	162,588

Worthington Industries, Inc.	1,930	138,381
		8,616,060
Household Products — 0.8%
Central Garden & Pet Co.(1)	81	3,287
Central Garden & Pet Co., Class A(1)	1,103	40,017
Church & Dwight Co., Inc.	3,896	376,470
Clorox Co.	1,495	214,308
Colgate-Palmolive Co.	6,421	505,782
Energizer Holdings, Inc.	1,482	45,705
Kimberly-Clark Corp.	8,087	1,000,604
Oil-Dri Corp. of America	402	22,818
Procter & Gamble Co.	16,735	2,569,157
Reynolds Consumer Products, Inc.	84	2,204
Spectrum Brands Holdings, Inc.	1,035	71,757
WD-40 Co.	229	55,391
		4,907,500
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	21,044	362,167
Brookfield Renewable Corp., Class A(2)	2,666	70,756
Clearway Energy, Inc., Class A	894	21,161
Clearway Energy, Inc., Class C	2,406	60,078
Montauk Renewables, Inc.(1)	1,924	17,778
NextEra Energy Partners LP	1,382	32,532
Ormat Technologies, Inc.	1,105	74,389
Sunnova Energy International, Inc.(1)(2)	3,917	45,437
Vistra Corp.	24,049	851,575
		1,535,873
Industrial Conglomerates — 0.5%
3M Co.	5,483	543,201
General Electric Co.	12,582	1,532,488
Honeywell International, Inc.	6,269	1,228,222
		3,303,911
Insurance — 3.3%
Aflac, Inc.	15,221	1,258,929
Allstate Corp.	4,314	594,771
Ambac Financial Group, Inc.(1)	1,818	26,816
American Equity Investment Life Holding Co.(1)	6,549	361,243
American Financial Group, Inc.	2,832	323,952
American International Group, Inc.	23,301	1,533,439
AMERISAFE, Inc.	751	36,168
Aon PLC, Class A	1,454	477,624
Arch Capital Group Ltd.(1)	10,454	874,895
Arthur J Gallagher & Co.	1,064	264,936
Assurant, Inc.	1,489	250,182
Assured Guaranty Ltd.	1,731	117,552
Axis Capital Holdings Ltd.	4,903	276,235
Brighthouse Financial, Inc.(1)	4,531	235,748
Brown & Brown, Inc.	809	60,465
Chubb Ltd.	5,033	1,154,721
Cincinnati Financial Corp.	2,676	275,066
CNA Financial Corp.	370	15,588
CNO Financial Group, Inc.	7,126	188,839
eHealth, Inc.(1)	98	728
Employers Holdings, Inc.	1,202	46,049
Enstar Group Ltd.(1)	631	173,298

Erie Indemnity Co., Class A	360	106,430
Everest Group Ltd.	820	336,651
Fidelity National Financial, Inc.	6,521	292,402
First American Financial Corp.	3,297	196,501
Genworth Financial, Inc., Class A(1)	21,865	128,785
Globe Life, Inc.	3,612	444,746
Greenlight Capital Re Ltd., A Shares(1)	801	8,875
Hanover Insurance Group, Inc.	1,012	125,792
Hartford Financial Services Group, Inc.	13,523	1,056,958
HCI Group, Inc.(2)	212	17,971
Horace Mann Educators Corp.	1,128	37,743
Investors Title Co.	48	7,258
James River Group Holdings Ltd.	743	6,672
Kemper Corp.	1,325	58,605
Kinsale Capital Group, Inc.	647	226,515
Lemonade, Inc.(1)(2)	1,271	22,459
Lincoln National Corp.	4,246	100,970
Loews Corp.	5,356	376,473
Markel Group, Inc.(1)	300	431,727
Marsh & McLennan Cos., Inc.	3,514	700,762
MBIA, Inc.(1)	105	760
Mercury General Corp.	537	20,003
MetLife, Inc.	8,976	571,143
National Western Life Group, Inc., Class A	85	40,769
Old Republic International Corp.	11,194	328,096
Oscar Health, Inc., Class A(1)	4,605	39,142
Primerica, Inc.	2,205	461,970
Principal Financial Group, Inc.	5,489	405,253
ProAssurance Corp.	1,341	16,588
Progressive Corp.	7,011	1,150,014
Prudential Financial, Inc.	11,204	1,095,527
Reinsurance Group of America, Inc.	2,690	438,631
RenaissanceRe Holdings Ltd.	1,214	260,233
RLI Corp.	981	133,024
Ryan Specialty Holdings, Inc.(1)	489	22,430
Safety Insurance Group, Inc.	413	31,772
Selective Insurance Group, Inc.	1,847	187,821
SiriusPoint Ltd.(1)	7,229	77,206
Skyward Specialty Insurance Group, Inc.(1)	1,091	35,676
Stewart Information Services Corp.	1,125	53,156
Tiptree, Inc.	1,010	18,826
Travelers Cos., Inc.	6,694	1,209,070
United Fire Group, Inc.	765	15,981
Universal Insurance Holdings, Inc.	781	13,246
Unum Group	8,494	365,242
W R Berkley Corp.	4,236	307,322
White Mountains Insurance Group Ltd.	86	131,745
Willis Towers Watson PLC	365	89,899
		20,752,084
Interactive Media and Services — 4.9%
Alphabet, Inc., Class A(1)	76,125	10,088,846
Alphabet, Inc., Class C(1)	63,319	8,479,680
Cargurus, Inc.(1)	6,935	149,935
Cars.com, Inc.(1)	4,211	78,409
IAC, Inc.(1)	2,059	98,482

Match Group, Inc.(1)	2,603	84,285
Meta Platforms, Inc., Class A(1)	34,378	11,246,763
Pinterest, Inc., Class A(1)	7,028	239,444
Snap, Inc., Class A(1)	3,439	47,561
TripAdvisor, Inc.(1)	870	15,512
TrueCar, Inc.(1)	1,846	5,150
Yelp, Inc.(1)	2,905	126,978
Ziff Davis, Inc.(1)	666	42,504
ZipRecruiter, Inc., Class A(1)	1,743	23,374
ZoomInfo Technologies, Inc.(1)	3,371	48,441
		30,775,364
IT Services — 1.2%
Accenture PLC, Class A	6,958	2,317,988
Akamai Technologies, Inc.(1)	3,414	394,420
Amdocs Ltd.	1,298	108,734
Cloudflare, Inc., Class A(1)	1,412	108,936
Cognizant Technology Solutions Corp., Class A	12,523	881,369
DigitalOcean Holdings, Inc.(1)(2)	1,042	30,864
DXC Technology Co.(1)	11,233	259,819
EPAM Systems, Inc.(1)	860	222,043
Gartner, Inc.(1)	1,726	750,534
Globant SA(1)	552	121,882
GoDaddy, Inc., Class A(1)	1,919	192,015
Hackett Group, Inc.	243	5,421
International Business Machines Corp.	7,306	1,158,439
Kyndryl Holdings, Inc.(1)	8,302	149,685
MongoDB, Inc.(1)	441	183,341
Okta, Inc.(1)	363	24,339
Perficient, Inc.(1)	416	25,742
Snowflake, Inc., Class A(1)	1,758	329,942
Twilio, Inc., Class A(1)	2,522	163,123
VeriSign, Inc.(1)	610	129,442
		7,558,078
Leisure Products — 0.2%
American Outdoor Brands, Inc.(1)	305	2,620
Brunswick Corp.	3,587	282,907
Clarus Corp.	253	1,440
Hasbro, Inc.	534	24,783
Malibu Boats, Inc., Class A(1)	1,042	46,098
Marine Products Corp.	990	9,464
MasterCraft Boat Holdings, Inc.(1)	673	13,460
Mattel, Inc.(1)	8,988	170,772
Polaris, Inc.	3,347	276,027
Smith & Wesson Brands, Inc.	2,127	29,246
Sturm Ruger & Co., Inc.	1,010	44,400
Topgolf Callaway Brands Corp.(1)	2,038	24,986
Vista Outdoor, Inc.(1)	4,692	132,361
YETI Holdings, Inc.(1)	5,816	247,994
		1,306,558
Life Sciences Tools and Services — 0.8%
10X Genomics, Inc., Class A(1)	1,130	49,178
AbCellera Biologics, Inc.(1)(2)	9,145	43,073
Adaptive Biotechnologies Corp.(1)	962	4,214
Agilent Technologies, Inc.	1,724	220,327
Avantor, Inc.(1)	2,394	50,705

Azenta, Inc.(1)	1,579	89,008
Bio-Rad Laboratories, Inc., Class A(1)	331	100,928
Bio-Techne Corp.	1,825	114,792
Bruker Corp.	2,384	155,175
Charles River Laboratories International, Inc.(1)	289	56,956
Cytek Biosciences, Inc.(1)	2,488	17,267
Danaher Corp.	5,641	1,259,692
Illumina, Inc.(1)	832	84,822
Inotiv, Inc.(1)(2)	878	2,169
IQVIA Holdings, Inc.(1)	1,729	370,179
Maravai LifeSciences Holdings, Inc., Class A(1)	1,771	9,032
MaxCyte, Inc.(1)(2)	1,890	8,977
Medpace Holdings, Inc.(1)	601	162,703
Mesa Laboratories, Inc.	146	12,464
Mettler-Toledo International, Inc.(1)	181	197,639
OmniAb, Inc.(1)	182	428
OmniAb, Inc.(1)	182	402
Quanterix Corp.(1)	1,365	32,719
Repligen Corp.(1)	533	83,814
Revvity, Inc.	1,337	118,859
Seer, Inc.(1)	2,342	3,771
SomaLogic, Inc.(1)	1,931	5,445
Sotera Health Co.(1)	1,121	15,302
Thermo Fisher Scientific, Inc.	1,560	773,386
Waters Corp.(1)	1,124	315,406
West Pharmaceutical Services, Inc.	1,411	494,922
		4,853,754
Machinery — 2.7%
3D Systems Corp.(1)	2,235	11,935
AGCO Corp.	3,756	426,419
Alamo Group, Inc.	139	25,534
Allison Transmission Holdings, Inc.	1,321	70,647
Astec Industries, Inc.	736	22,882
Blue Bird Corp.(1)	1,100	20,988
Caterpillar, Inc.	13,540	3,394,749
Chart Industries, Inc.(1)	355	46,161
Commercial Vehicle Group, Inc.(1)	2,483	16,189
Crane Co.	898	94,901
Cummins, Inc.	3,326	745,556
Deere & Co.	6,816	2,483,819
Donaldson Co., Inc.	6,021	366,318
Dover Corp.	987	139,325
Enerpac Tool Group Corp.	1,841	50,259
EnPro Industries, Inc.	601	77,186
Esab Corp.	290	22,373
ESCO Technologies, Inc.	700	73,486
Flowserve Corp.	2,379	91,021
Fortive Corp.	2,246	154,929
Franklin Electric Co., Inc.	1,155	102,795
Gates Industrial Corp. PLC(1)	2,322	28,468
Gorman-Rupp Co.	652	20,590
Graco, Inc.	5,179	418,360
Greenbrier Cos., Inc.	2,180	82,208
Hillenbrand, Inc.	929	35,989
Hillman Solutions Corp.(1)	5,781	42,317

Hyster-Yale Materials Handling, Inc.	559	26,647
IDEX Corp.	455	91,764
Illinois Tool Works, Inc.	4,105	994,272
Ingersoll Rand, Inc.	4,645	331,792
ITT, Inc.	2,578	279,120
John Bean Technologies Corp.	873	90,181
Kadant, Inc.	336	87,568
Kennametal, Inc.	3,828	89,231
Lincoln Electric Holdings, Inc.	1,979	391,961
Lindsay Corp.	547	65,263
Manitowoc Co., Inc.(1)	1,586	22,727
Middleby Corp.(1)	347	43,802
Miller Industries, Inc.	663	26,348
Mueller Industries, Inc.	7,380	306,491
Mueller Water Products, Inc., Class A	5,105	67,845
NN, Inc.(1)	691	1,658
Nordson Corp.	608	143,087
Omega Flex, Inc.	78	5,501
Oshkosh Corp.	2,158	209,952
Otis Worldwide Corp.	3,247	278,560
PACCAR, Inc.	17,715	1,626,591
Parker-Hannifin Corp.	927	401,558
Park-Ohio Holdings Corp.	1,204	27,415
Pentair PLC	1,105	71,317
Proto Labs, Inc.(1)	403	14,589
RBC Bearings, Inc.(1)	319	82,219
REV Group, Inc.	1,440	22,738
Shyft Group, Inc.	1,298	14,369
Snap-on, Inc.	1,752	481,257
Standex International Corp.	289	38,674
Stanley Black & Decker, Inc.	1,234	112,171
Tennant Co.	589	50,430
Terex Corp.	4,519	223,690
Timken Co.	3,025	219,010
Titan International, Inc.(1)	4,030	52,672
Toro Co.	2,572	213,476
Trinity Industries, Inc.	3,038	75,828
Wabash National Corp.	2,802	61,420
Watts Water Technologies, Inc., Class A	795	153,045
Westinghouse Air Brake Technologies Corp.	1,487	173,325
Xylem, Inc.	2,340	246,004
		16,980,972
Marine Transportation — 0.1%
Costamare, Inc.	1,893	19,138
Eagle Bulk Shipping, Inc.(2)	484	21,998
Genco Shipping & Trading Ltd.	1,967	30,528
Kirby Corp.(1)	1,912	146,746
Matson, Inc.	2,698	258,388
Pangaea Logistics Solutions Ltd.	2,021	14,147
Safe Bulkers, Inc.(2)	2,798	10,856
		501,801
Media — 0.9%
Altice USA, Inc., Class A(1)	842	1,937
AMC Networks, Inc., Class A(1)	1,331	20,284
Boston Omaha Corp., Class A(1)	279	4,045

Cable One, Inc.	235	125,039
Charter Communications, Inc., Class A(1)	1,116	446,545
Comcast Corp., Class A	77,549	3,248,528
Cumulus Media, Inc., Class A(1)	504	2,454
DISH Network Corp., Class A(1)	7,941	29,064
Entravision Communications Corp., Class A	2,377	9,437
Fox Corp., Class A	8,116	239,747
Fox Corp., Class B	4,247	117,472
Gambling.com Group Ltd.(1)	1,426	13,632
Gray Television, Inc.	1,992	15,398
Interpublic Group of Cos., Inc.	3,801	116,843
John Wiley & Sons, Inc., Class A	69	2,084
Liberty Broadband Corp., Class A(1)	453	37,572
Liberty Broadband Corp., Class C(1)	2,555	212,372
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	173	4,661
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	1,134	30,607
New York Times Co., Class A	3,092	145,293
News Corp., Class A	8,739	192,607
News Corp., Class B	2,644	60,918
Nexstar Media Group, Inc., Class A	505	71,675
Omnicom Group, Inc.	1,905	153,600
Paramount Global, Class B	9,349	134,345
PubMatic, Inc., Class A(1)	2,210	36,929
Scholastic Corp.	1,060	40,269
Sinclair, Inc.(2)	563	7,099
Sirius XM Holdings, Inc.(2)	6,857	32,091
TechTarget, Inc.(1)	102	3,019
TEGNA, Inc.	439	6,730
Thryv Holdings, Inc.(1)	568	10,105
Trade Desk, Inc., Class A(1)	3,050	214,903
WideOpenWest, Inc.(1)	2,553	10,212
		5,797,516
Metals and Mining — 1.3%
Alcoa Corp.	5,866	157,561
Alpha Metallurgical Resources, Inc.	976	273,827
Arch Resources, Inc.	1,500	248,940
ATI, Inc.(1)	7,113	312,616
Carpenter Technology Corp.	1,412	99,984
Century Aluminum Co.(1)	1,342	10,548
Cleveland-Cliffs, Inc.(1)	18,770	322,093
Coeur Mining, Inc.(1)	4,989	15,216
Commercial Metals Co.	7,427	336,666
Compass Minerals International, Inc.	1,309	31,783
Freeport-McMoRan, Inc.	31,612	1,179,760
Haynes International, Inc.	157	7,706
Hecla Mining Co.	11,425	56,896
Kaiser Aluminum Corp.	498	29,123
Materion Corp.	984	111,300
McEwen Mining, Inc.(1)	2,899	22,264
MP Materials Corp.(1)	3,374	53,545
Newmont Corp.	16,433	660,442
Nucor Corp.	9,634	1,637,491
Olympic Steel, Inc.	801	45,281
Ramaco Resources, Inc., Class A	1,527	25,501
Ramaco Resources, Inc., Class B	305	4,563

Reliance Steel & Aluminum Co.	2,595	714,300
Royal Gold, Inc.	1,681	204,746
Ryerson Holding Corp.	2,254	69,806
Schnitzer Steel Industries, Inc., Class A	1,280	32,806
Steel Dynamics, Inc.	7,852	935,409
SunCoke Energy, Inc.	6,206	57,778
TimkenSteel Corp.(1)	2,117	43,017
Tredegar Corp.	1,180	5,546
United States Steel Corp.	10,901	391,346
Warrior Met Coal, Inc.	4,483	250,914
		8,348,774
Multi-Utilities — 0.7%
Ameren Corp.	6,586	511,008
Avista Corp.	1,948	66,135
Black Hills Corp.	1,385	71,452
CenterPoint Energy, Inc.	14,152	400,077
CMS Energy Corp.	6,682	379,270
Consolidated Edison, Inc.	6,386	575,442
Dominion Energy, Inc.	8,847	401,123
DTE Energy Co.	3,716	386,873
NiSource, Inc.	12,334	316,244
Northwestern Energy Group, Inc.	1,498	75,364
Public Service Enterprise Group, Inc.	12,047	752,094
Sempra	6,960	507,175
Unitil Corp.	565	27,391
WEC Energy Group, Inc.	2,217	185,386
		4,655,034
Oil, Gas and Consumable Fuels — 7.9%
Amplify Energy Corp.(1)	2,878	17,671
Antero Midstream Corp.	18,211	242,571
Antero Resources Corp.(1)	17,612	416,172
APA Corp.	15,938	573,768
Ardmore Shipping Corp.	2,985	40,596
Berry Corp.	3,422	24,570
California Resources Corp.	5,588	286,161
Callon Petroleum Co.(1)	4,554	142,404
Centrus Energy Corp., Class A(1)	377	18,858
Cheniere Energy, Inc.	8,848	1,611,663
Chesapeake Energy Corp.	7,595	609,954
Chevron Corp.	29,037	4,169,713
Chord Energy Corp.	2,427	393,514
Civitas Resources, Inc.	5,776	396,753
Clean Energy Fuels Corp.(1)	3,357	12,119
CNX Resources Corp.(1)	12,578	262,377
Comstock Resources, Inc.(2)	6,487	64,027
ConocoPhillips	28,358	3,277,334
CONSOL Energy, Inc.	2,137	227,954
Coterra Energy, Inc.	35,476	931,245
Crescent Energy Co., Class A	4,639	52,885
CVR Energy, Inc.	2,893	91,911
Delek US Holdings, Inc.	3,735	101,368
Devon Energy Corp.	23,560	1,059,493
DHT Holdings, Inc.	6,870	68,425
Diamondback Energy, Inc.	8,100	1,250,721
Dorian LPG Ltd.	2,695	114,160

DT Midstream, Inc.	3,876	222,056
EnLink Midstream LLC(1)	17,586	240,401
EOG Resources, Inc.	17,522	2,156,433
EQT Corp.	20,744	828,930
Equitrans Midstream Corp.	33,999	318,911
Evolution Petroleum Corp.	3,532	20,945
Exxon Mobil Corp.	64,319	6,608,134
FutureFuel Corp.	1,729	10,270
Granite Ridge Resources, Inc.	5,812	34,349
Green Plains, Inc.(1)	1,545	38,440
Gulfport Energy Corp.(1)	1,027	140,740
Hallador Energy Co.(1)	1,673	21,130
Hess Corp.	9,984	1,403,351
Hess Midstream LP, Class A	3,037	98,824
HF Sinclair Corp.	9,629	505,330
HighPeak Energy, Inc.(2)	808	12,427
International Seaways, Inc.	3,462	158,006
Kimbell Royalty Partners LP	4,237	65,165
Kinder Morgan, Inc.	35,184	618,183
Kosmos Energy Ltd.(1)	36,452	247,509
Magnolia Oil & Gas Corp., Class A	11,661	250,711
Marathon Oil Corp.	30,777	782,659
Marathon Petroleum Corp.	14,699	2,192,944
Matador Resources Co.	7,996	462,808
Murphy Oil Corp.	9,725	415,938
New Fortress Energy, Inc.(2)	5,569	214,295
Nordic American Tankers Ltd.	12,540	48,655
Northern Oil & Gas, Inc.	7,237	270,809
Occidental Petroleum Corp.	22,679	1,341,463
ONEOK, Inc.	13,393	922,108
Overseas Shipholding Group, Inc., Class A(1)	4,963	24,071
Ovintiv, Inc.	17,988	797,588
Par Pacific Holdings, Inc.(1)	5,004	171,487
PBF Energy, Inc., Class A	8,684	385,570
Peabody Energy Corp.	7,802	186,000
Permian Resources Corp.	25,475	334,741
Phillips 66	10,562	1,361,336
Pioneer Natural Resources Co.	7,710	1,785,944
Plains GP Holdings LP, Class A(1)	9,721	157,091
Range Resources Corp.	16,010	520,325
REX American Resources Corp.(1)	564	27,647
Riley Exploration Permian, Inc.	588	14,524
Ring Energy, Inc.(1)(2)	4,287	7,074
SandRidge Energy, Inc.	2,068	28,559
Scorpio Tankers, Inc.	3,151	172,958
SFL Corp. Ltd.	8,144	92,516
SilverBow Resources, Inc.(1)	2,069	65,815
Sitio Royalties Corp., Class A	2,276	50,140
SM Energy Co.	9,441	353,565
Southwestern Energy Co.(1)	80,395	529,803
Talos Energy, Inc.(1)	9,425	131,196
Targa Resources Corp.	10,996	994,588
Teekay Corp.(1)	4,643	32,037
Teekay Tankers Ltd., Class A	1,621	80,547
Texas Pacific Land Corp.	196	327,702

Uranium Energy Corp.(1)	12,345	80,489
VAALCO Energy, Inc.	7,061	32,834
Valero Energy Corp.	13,534	1,696,622
Viper Energy, Inc.	1,359	41,884
Vital Energy, Inc.(1)	1,814	81,340
Vitesse Energy, Inc.	1,680	39,698
W&T Offshore, Inc.	4,785	15,982
Williams Cos., Inc.	40,479	1,489,222
World Kinect Corp.	3,566	75,029
		49,296,235
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,234	43,276
Glatfelter Corp.(1)	1,137	1,672
Louisiana-Pacific Corp.	3,085	188,154
Mercer International, Inc.	2,526	24,199
Sylvamo Corp.	2,010	101,063
		358,364
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	7,918	299,380
Allegiant Travel Co.	1,156	79,174
American Airlines Group, Inc.(1)	6,202	77,091
Delta Air Lines, Inc.	12,351	456,122
Hawaiian Holdings, Inc.(1)(2)	2,390	10,731
JetBlue Airways Corp.(1)	18,068	79,860
SkyWest, Inc.(1)	2,317	109,548
Southwest Airlines Co.	27,229	696,245
Spirit Airlines, Inc.(2)	3,808	56,435
Sun Country Airlines Holdings, Inc.(1)	2,715	41,214
United Airlines Holdings, Inc.(1)	17,747	699,232
		2,605,032
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	203	10,739
Coty, Inc., Class A(1)	2,050	23,370
Edgewell Personal Care Co.	654	22,766
elf Beauty, Inc.(1)	822	97,070
Estee Lauder Cos., Inc., Class A	1,959	250,145
Herbalife Ltd.(1)	446	5,744
Inter Parfums, Inc.	516	64,582
Kenvue, Inc.	12,062	246,547
Medifast, Inc.	515	34,186
Nu Skin Enterprises, Inc., Class A	1,997	33,989
USANA Health Sciences, Inc.(1)	442	20,889
		810,027
Pharmaceuticals — 3.0%
Amneal Pharmaceuticals, Inc.(1)	5,908	25,463
Amphastar Pharmaceuticals, Inc.(1)	3,186	179,435
Arvinas, Inc.(1)	1,841	40,447
Assertio Holdings, Inc.(1)(2)	2,810	2,866
Atea Pharmaceuticals, Inc.(1)	3,630	10,854
Athira Pharma, Inc.(1)	865	1,246
Bristol-Myers Squibb Co.	25,144	1,241,611
Catalent, Inc.(1)	2,757	107,109
Collegium Pharmaceutical, Inc.(1)	2,313	59,282
Corcept Therapeutics, Inc.(1)	4,760	121,237
Elanco Animal Health, Inc.(1)	9,843	115,950

Eli Lilly & Co.	9,144	5,404,470
Harmony Biosciences Holdings, Inc.(1)	2,053	59,660
Innoviva, Inc.(1)	2,990	41,411
Intra-Cellular Therapies, Inc.(1)	899	55,172
Jazz Pharmaceuticals PLC(1)	2,790	329,862
Johnson & Johnson	35,465	5,485,017
Ligand Pharmaceuticals, Inc.(1)	480	27,989
Merck & Co., Inc.	15,206	1,558,311
Organon & Co.	1,514	17,138
Pacira BioSciences, Inc.(1)	914	24,934
Perrigo Co. PLC	1,973	60,098
Pfizer, Inc.	58,928	1,795,536
Phibro Animal Health Corp., Class A	349	3,347
Pliant Therapeutics, Inc.(1)	1,165	16,182
Prestige Consumer Healthcare, Inc.(1)	1,185	67,960
ProPhase Labs, Inc.(1)(2)	711	3,605
Royalty Pharma PLC, Class A	4,252	115,102
SIGA Technologies, Inc.	2,227	12,093
Supernus Pharmaceuticals, Inc.(1)	1,246	33,953
Theravance Biopharma, Inc.(1)(2)	88	922
Viatris, Inc.	49,550	454,869
Zoetis, Inc.	6,812	1,203,476
		18,676,607
Professional Services — 1.1%
ASGN, Inc.(1)	367	32,751
Automatic Data Processing, Inc.	6,241	1,434,931
Barrett Business Services, Inc.	411	45,189
Booz Allen Hamilton Holding Corp.	2,498	312,575
Broadridge Financial Solutions, Inc., ADR	1,797	348,295
CACI International, Inc., Class A(1)	73	23,429
CBIZ, Inc.(1)	1,968	113,927
Ceridian HCM Holding, Inc.(1)	388	26,733
Clarivate PLC(1)(2)	10,685	82,916
Concentrix Corp.	587	55,172
CRA International, Inc.	224	21,228
CSG Systems International, Inc.	812	39,942
Dun & Bradstreet Holdings, Inc.	380	4,024
Equifax, Inc.	727	158,275
ExlService Holdings, Inc.(1)	1,680	47,662
Exponent, Inc.	1,023	78,730
First Advantage Corp.	1,404	21,776
Franklin Covey Co.(1)	585	22,745
FTI Consulting, Inc.(1)	197	43,431
Genpact Ltd.	1,411	47,918
Heidrick & Struggles International, Inc.	865	23,511
Huron Consulting Group, Inc.(1)	209	21,771
IBEX Holdings Ltd.(1)	816	14,468
Insperity, Inc.	1,539	175,061
Jacobs Solutions, Inc.	644	81,904
KBR, Inc.	1,649	85,204
Kelly Services, Inc., Class A	1,355	28,170
Kforce, Inc.	916	63,845
Korn Ferry	2,010	103,997
Legalzoom.com, Inc.(1)	2,616	30,162
Leidos Holdings, Inc.	263	28,225

ManpowerGroup, Inc.	1,108	82,225
Maximus, Inc.	765	63,870
Parsons Corp.(1)	30	1,869
Paychex, Inc.	8,693	1,060,285
Paycom Software, Inc.	1,367	248,329
Paylocity Holding Corp.(1)	757	118,599
Planet Labs PBC(1)(2)	5,590	13,584
RCM Technologies, Inc.(1)	304	8,211
Resources Connection, Inc.	1,465	19,924
Robert Half, Inc.	6,002	492,044
Science Applications International Corp.	892	104,730
SS&C Technologies Holdings, Inc.	1,264	71,113
TransUnion	796	46,741
TriNet Group, Inc.(1)	1,562	181,083
TrueBlue, Inc.(1)	1,245	17,355
TTEC Holdings, Inc.	119	2,228
Verisk Analytics, Inc.	3,528	851,765
Verra Mobility Corp.(1)	2,671	53,634
		7,055,556
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,746	216,824
CoStar Group, Inc.(1)	2,588	214,907
Cushman & Wakefield PLC(1)	1,625	13,341
Douglas Elliman, Inc.	3,062	5,971
Forestar Group, Inc.(1)	454	13,861
FRP Holdings, Inc.(1)	20	1,103
Howard Hughes Holdings, Inc.(1)	629	46,238
Jones Lang LaSalle, Inc.(1)	937	145,722
Kennedy-Wilson Holdings, Inc.	3,861	43,822
Marcus & Millichap, Inc.	1,365	46,970
Newmark Group, Inc., Class A	5,411	44,533
Opendoor Technologies, Inc.(1)	57,189	172,139
RE/MAX Holdings, Inc., Class A	648	5,962
RMR Group, Inc., Class A	648	15,442
Zillow Group, Inc., Class A(1)	1,215	47,859
Zillow Group, Inc., Class C(1)	3,810	155,981
		1,190,675
Semiconductors and Semiconductor Equipment — 5.7%
ACM Research, Inc., Class A(1)	1,253	20,850
Advanced Micro Devices, Inc.(1)	14,203	1,720,836
Allegro MicroSystems, Inc.(1)	1,921	52,290
Alpha & Omega Semiconductor Ltd.(1)	643	13,754
Amkor Technology, Inc.	6,018	169,527
Analog Devices, Inc.	4,627	848,499
Applied Materials, Inc.	18,422	2,759,247
Axcelis Technologies, Inc.(1)	1,807	224,574
AXT, Inc.(1)	2,464	4,903
Broadcom, Inc.	4,426	4,097,600
CEVA, Inc.(1)	370	8,051
Cirrus Logic, Inc.(1)	2,053	155,843
Cohu, Inc.(1)	1,725	54,734
Diodes, Inc.(1)	2,470	164,057
Enphase Energy, Inc.(1)	3,159	319,122
Entegris, Inc.	874	91,246
First Solar, Inc.(1)	3,725	587,731

FormFactor, Inc.(1)	1,867	70,162
GLOBALFOUNDRIES, Inc.(1)(2)	1,927	103,461
Ichor Holdings Ltd.(1)	663	17,324
Intel Corp.	54,743	2,447,012
KLA Corp.	2,276	1,239,555
Kulicke & Soffa Industries, Inc.	3,374	173,829
Lam Research Corp.	3,704	2,651,768
Lattice Semiconductor Corp.(1)	1,826	106,912
MACOM Technology Solutions Holdings, Inc.(1)	863	72,475
Magnachip Semiconductor Corp.(1)	601	3,961
Marvell Technology, Inc.	6,694	373,057
MaxLinear, Inc.(1)	2,409	45,121
Microchip Technology, Inc.	7,548	629,805
Micron Technology, Inc.	15,762	1,199,803
MKS Instruments, Inc.	885	73,057
Monolithic Power Systems, Inc.	588	322,647
NVE Corp.	259	18,563
NVIDIA Corp.	14,083	6,586,619
NXP Semiconductors NV	3,105	633,668
ON Semiconductor Corp.(1)	11,600	827,428
Onto Innovation, Inc.(1)	1,182	166,674
Photronics, Inc.(1)	4,785	101,107
Qorvo, Inc.(1)	2,270	219,055
QUALCOMM, Inc.	20,108	2,594,937
Rambus, Inc.(1)	1,432	96,903
SiTime Corp.(1)	363	40,148
Skyworks Solutions, Inc.	6,135	594,666
SMART Global Holdings, Inc.(1)	4,206	70,072
Synaptics, Inc.(1)	1,600	161,984
Teradyne, Inc.	3,906	360,250
Texas Instruments, Inc.	15,769	2,408,084
Ultra Clean Holdings, Inc.(1)	1,864	50,589
Universal Display Corp.	902	152,618
		35,906,178
Software — 7.5%
A10 Networks, Inc.	1,937	24,193
ACI Worldwide, Inc.(1)	251	6,712
Adeia, Inc.	4,400	40,436
Adobe, Inc.(1)	4,394	2,684,778
Altair Engineering, Inc., Class A(1)	369	26,738
American Software, Inc., Class A	628	6,236
ANSYS, Inc.(1)	529	155,187
Appfolio, Inc., Class A(1)	130	24,603
AppLovin Corp., Class A(1)	2,733	102,433
Aspen Technology, Inc.(1)	420	79,069
Atlassian Corp., Class A(1)	794	151,614
Aurora Innovation, Inc.(1)(2)	23,748	52,008
Autodesk, Inc.(1)	2,676	584,519
Bentley Systems, Inc., Class B	2,739	142,592
Bill Holdings, Inc.(1)	1,631	106,782
Blackbaud, Inc.(1)	48	3,612
Box, Inc., Class A(1)	1,329	34,780
C3.ai, Inc., Class A(1)(2)	1,892	55,095
Cadence Design Systems, Inc.(1)	3,090	844,404
Cleanspark, Inc.(1)(2)	10,977	68,496

CommVault Systems, Inc.(1)	1,438	105,808
Confluent, Inc., Class A(1)	1,919	40,721
Consensus Cloud Solutions, Inc.(1)	294	5,415
Crowdstrike Holdings, Inc., Class A(1)	2,055	487,014
Datadog, Inc., Class A(1)	1,814	211,458
DocuSign, Inc.(1)	1,998	86,114
Dolby Laboratories, Inc., Class A	1,524	131,262
DoubleVerify Holdings, Inc.(1)	1,928	64,010
Dropbox, Inc., Class A(1)	1,553	43,764
Dynatrace, Inc.(1)	1,584	84,823
Elastic NV(1)	232	18,644
Envestnet, Inc.(1)	56	2,130
Fair Isaac Corp.(1)	220	239,272
Fortinet, Inc.(1)	17,072	897,304
Freshworks, Inc., Class A(1)	3,295	65,966
Gen Digital, Inc.	2,630	58,070
Gitlab, Inc., Class A(1)	1,110	53,657
Guidewire Software, Inc.(1)	1,034	103,338
HashiCorp, Inc., Class A(1)	939	20,113
HubSpot, Inc.(1)	323	159,539
InterDigital, Inc.	1,908	190,647
Intuit, Inc.	1,554	888,049
LiveRamp Holdings, Inc.(1)	1,449	48,049
Manhattan Associates, Inc.(1)	1,854	413,535
Matterport, Inc.(1)	8,164	20,573
Microsoft Corp.	73,946	28,018,879
MicroStrategy, Inc., Class A(1)	224	111,619
NCR Voyix Corp.(1)	2,041	32,003
Nutanix, Inc., Class A(1)	1,450	62,481
Olo, Inc., Class A(1)	2,445	13,105
Oracle Corp. (New York)	16,806	1,953,025
Palantir Technologies, Inc., Class A(1)	18,954	380,028
Palo Alto Networks, Inc.(1)	5,057	1,492,270
Procore Technologies, Inc.(1)	638	37,699
Progress Software Corp.	642	34,578
PROS Holdings, Inc.(1)	347	12,683
PTC, Inc.(1)	1,227	193,081
Qualys, Inc.(1)	2,052	379,292
Rapid7, Inc.(1)	344	18,628
RingCentral, Inc., Class A(1)	153	4,354
Riot Platforms, Inc.(1)	6,474	81,249
Roper Technologies, Inc.	499	268,587
Salesforce, Inc.(1)	4,873	1,227,509
Samsara, Inc., Class A(1)	1,446	39,823
SentinelOne, Inc., Class A(1)	3,178	60,668
ServiceNow, Inc.(1)	1,463	1,003,238
Smartsheet, Inc., Class A(1)	677	28,691
Splunk, Inc.(1)	1,366	207,004
SPS Commerce, Inc.(1)	399	68,740
Synopsys, Inc.(1)	1,202	652,962
Tyler Technologies, Inc.(1)	215	87,901
UiPath, Inc., Class A(1)	6,067	119,884
Unity Software, Inc.(1)(2)	1,253	36,976
Verint Systems, Inc.(1)	99	2,432
Workday, Inc., Class A(1)	1,174	317,825

Workiva, Inc.(1)	347	33,371
Xperi, Inc.(1)	1,053	10,867
Zoom Video Communications, Inc., Class A(1)	3,435	232,996
Zscaler, Inc.(1)	495	97,777
		46,955,787
Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A(1)	849	7,497
Aaron's Co., Inc.	2,739	24,131
Abercrombie & Fitch Co., Class A(1)	4,376	332,095
Academy Sports & Outdoors, Inc.	3,804	193,509
Advance Auto Parts, Inc.	1,908	96,907
American Eagle Outfitters, Inc.	14,010	266,610
America's Car-Mart, Inc.(1)	283	22,603
Arhaus, Inc.(1)	2,009	18,724
Arko Corp.	3,379	25,275
Asbury Automotive Group, Inc.(1)	791	165,968
AutoNation, Inc.(1)	1,306	176,663
AutoZone, Inc.(1)	93	242,723
Bath & Body Works, Inc.	2,154	70,263
Best Buy Co., Inc.	8,529	605,047
Big 5 Sporting Goods Corp.	321	1,904
Boot Barn Holdings, Inc.(1)	1,643	120,399
Buckle, Inc.	2,375	91,580
Build-A-Bear Workshop, Inc.	1,114	27,215
Burlington Stores, Inc.(1)	2,285	387,513
Caleres, Inc.	3,007	91,292
Camping World Holdings, Inc., Class A	974	20,590
CarMax, Inc.(1)	8,214	525,203
Carvana Co.(1)	1,237	38,743
Cato Corp., Class A	608	4,207
Chewy, Inc., Class A(1)	788	13,727
Chico's FAS, Inc.(1)	7,596	57,274
Children's Place, Inc.(1)	496	11,284
Citi Trends, Inc.(1)	310	7,403
Container Store Group, Inc.(1)	332	624
Designer Brands, Inc., Class A	3,573	41,590
Destination XL Group, Inc.(1)	3,385	12,795
Dick's Sporting Goods, Inc.	3,538	460,294
Five Below, Inc.(1)	1,398	263,467
Floor & Decor Holdings, Inc., Class A(1)(2)	4,249	389,676
Foot Locker, Inc.	4,733	127,460
GameStop Corp., Class A(1)(2)	144	2,095
Gap, Inc.	10,120	203,108
Genesco, Inc.(1)	669	25,000
Guess?, Inc.	2,340	51,527
Haverty Furniture Cos., Inc.	552	17,300
Hibbett, Inc.	768	48,038
Home Depot, Inc.	12,466	3,907,966
Kirkland's, Inc.(1)(2)	193	473
Lands' End, Inc.(1)	165	1,165
Leslie's, Inc.(1)	1,884	9,288
Lithia Motors, Inc.	930	248,301
LL Flooring Holdings, Inc.(1)	428	1,498
Lowe's Cos., Inc.	3,568	709,425
MarineMax, Inc.(1)	860	25,654

Monro, Inc.	56	1,619
Murphy USA, Inc.	1,174	433,852
National Vision Holdings, Inc.(1)	585	10,793
ODP Corp.(1)	2,447	111,461
O'Reilly Automotive, Inc.(1)	459	450,912
Penske Automotive Group, Inc.	612	91,372
PetMed Express, Inc.	282	1,954
Restoration Hardware, Inc.(1)	386	104,208
Ross Stores, Inc.	10,186	1,328,051
Sally Beauty Holdings, Inc.(1)	1,334	12,900
Shoe Carnival, Inc.	492	11,951
Signet Jewelers Ltd.	2,853	234,460
Sonic Automotive, Inc., Class A	922	47,271
Sportsman's Warehouse Holdings, Inc.(1)(2)	796	3,845
Stitch Fix, Inc., Class A(1)	127	475
Tilly's, Inc., Class A(1)	712	5,888
TJX Cos., Inc.	29,123	2,566,027
Tractor Supply Co.	2,936	596,037
Ulta Beauty, Inc.(1)	1,432	610,018
Upbound Group, Inc.	3,568	103,829
Urban Outfitters, Inc.(1)	3,710	132,447
Valvoline, Inc.	4,757	162,880
Victoria's Secret & Co.(1)	3,269	88,100
Warby Parker, Inc., Class A(1)	1,716	17,864
Wayfair, Inc., Class A(1)	991	55,298
Williams-Sonoma, Inc.	3,394	636,511
Winmark Corp.	56	24,080
Zumiez, Inc.(1)	640	12,083
		18,049,279
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	160,369	30,462,092
Dell Technologies, Inc., Class C	2,087	158,341
Eastman Kodak Co.(1)	2,017	7,301
Hewlett Packard Enterprise Co.	25,470	430,698
HP, Inc.	5,124	150,338
Immersion Corp.	1,954	12,662
NetApp, Inc.	4,024	367,753
Pure Storage, Inc., Class A(1)	4,957	165,118
Seagate Technology Holdings PLC	2,805	221,875
Stratasys Ltd.(1)	65	718
Super Micro Computer, Inc.(1)	1,453	397,352
Turtle Beach Corp.(1)	1,814	20,516
Western Digital Corp.(1)	1,665	80,436
		32,475,200
Textiles, Apparel and Luxury Goods — 0.9%
Capri Holdings Ltd.(1)	4,929	238,761
Carter's, Inc.	2,586	176,339
Columbia Sportswear Co.	506	39,635
Crocs, Inc.(1)	3,392	358,229
Deckers Outdoor Corp.(1)	1,334	885,736
G-III Apparel Group Ltd.(1)	2,315	66,603
Hanesbrands, Inc.(1)	4,693	17,082
Kontoor Brands, Inc.	1,131	62,171
Lakeland Industries, Inc.	124	1,812
Levi Strauss & Co., Class A	2,442	37,827

Lululemon Athletica, Inc.(1)	3,394	1,516,439
Movado Group, Inc.	613	16,030
NIKE, Inc., Class B	8,125	895,944
Oxford Industries, Inc.	933	84,371
PVH Corp.	2,090	204,360
Ralph Lauren Corp.	1,933	250,091
Rocky Brands, Inc.	110	3,176
Skechers USA, Inc., Class A(1)	4,168	245,537
Steven Madden Ltd.	3,459	131,165
Tapestry, Inc.	8,573	271,507
Under Armour, Inc., Class A(1)	6,609	53,797
Under Armour, Inc., Class C(1)	7,167	54,899
Unifi, Inc.(1)	394	2,561
VF Corp.	3,131	52,382
		5,666,454
Trading Companies and Distributors — 1.2%
Air Lease Corp.	6,550	254,075
Alta Equipment Group, Inc.	676	6,449
Applied Industrial Technologies, Inc.	1,491	238,664
Beacon Roofing Supply, Inc.(1)	1,448	116,361
BlueLinx Holdings, Inc.(1)	680	59,738
Boise Cascade Co.	3,013	329,321
Core & Main, Inc., Class A(1)	2,302	80,639
Fastenal Co.	22,710	1,361,919
FTAI Aviation Ltd.	4,876	200,940
GATX Corp.	2,235	243,615
Global Industrial Co.	653	23,253
GMS, Inc.(1)	2,552	172,617
H&E Equipment Services, Inc.	2,149	95,222
Herc Holdings, Inc.	1,847	228,400
Hudson Technologies, Inc.(1)	2,646	32,678
Karat Packaging, Inc.	634	13,675
McGrath RentCorp	1,482	150,705
MRC Global, Inc.(1)	2,203	22,779
MSC Industrial Direct Co., Inc., Class A	2,875	280,083
NOW, Inc.(1)	4,992	49,770
Rush Enterprises, Inc., Class A	2,743	108,815
Rush Enterprises, Inc., Class B	442	19,276
SiteOne Landscape Supply, Inc.(1)	1,341	188,840
Textainer Group Holdings Ltd.	2,454	120,810
Titan Machinery, Inc.(1)	997	22,791
United Rentals, Inc.	2,686	1,278,590
Watsco, Inc.	590	225,516
WESCO International, Inc.	1,637	255,127
WW Grainger, Inc.	1,707	1,342,026
		7,522,694
Water Utilities††
American States Water Co.	625	49,938
American Water Works Co., Inc.	1,147	151,220
Essential Utilities, Inc.	555	19,764
		220,922
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	3,112	31,214
Telephone & Data Systems, Inc.	3,403	67,039
T-Mobile U.S., Inc.	8,658	1,302,596

US Cellular Corp.(1)	828	37,616
		1,438,465
TOTAL COMMON STOCKS (Cost $576,196,405)		624,668,421
ESCROW INTERESTS(3)†
Diversified Telecommunication Services†
GCI Liberty, Inc.(1) (Cost $—)	210	2
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,554,092	1,554,092
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,061,299	2,061,299
TOTAL SHORT-TERM INVESTMENTS (Cost $3,615,391)		3,615,391
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $579,811,796)		628,283,814
OTHER ASSETS AND LIABILITIES — (0.2)%		(960,758)
TOTAL NET ASSETS — 100.0%		$627,323,056

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,019,403. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,122,589, which includes securities collateral of $1,061,290.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$624,668,421	—	—
Escrow Interests	—	$2	—
Short-Term Investments	3,615,391	—	—
	$628,283,812	$2	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.